UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21261
Rydex ETF Trust

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500, Rockville, Maryland 20850

(Address of principal executive offices)	(Zip code)
Richard Goldman
Rydex ETF Trust
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-301-296-5100
Date of fiscal year end: October 31
Date of reporting period: July 31, 2010
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
Certifications

Item 1. Schedule of Investments.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.6%

Aerospace & Defense 2.4%
Boeing Co.(The)	58,854	$4,010,312
General Dynamics Corp.	59,812	3,663,485
Goodrich Corp.	56,153	4,091,869
Honeywell International, Inc.	93,078	3,989,323
ITT Corp.	82,340	3,879,861
L-3 Communications Holdings, Inc.	48,769	3,562,088
Lockheed Martin Corp.	49,556	3,724,134
Northrop Grumman Corp.	64,274	3,769,027
Precision Castparts Corp.	34,849	4,258,199
Raytheon Co.	74,918	3,466,456
Rockwell Collins, Inc.	67,977	3,885,565
United Technologies Corp.	57,733	4,104,816

Total Aerospace & Defense		46,405,135

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	67,513	4,401,847
Expeditors International of Washington, Inc.	103,187	4,399,894
FedEx Corp.	50,676	4,183,304
United Parcel Service, Inc. — Class B	63,889	4,152,785

Total Air Freight & Logistics		17,137,830

Airlines 0.2%
Southwest Airlines Co.	325,899	3,927,083

Total Airlines		3,927,083

Auto Components 0.4%
Goodyear Tire & Rubber Co.(The)*	328,441	3,504,465
Johnson Controls, Inc.	137,859	3,971,718

Total Auto Components		7,476,183

Automobiles 0.4%
Ford Motor Co.*	347,085	4,432,275
Harley-Davidson, Inc.	148,337	4,039,217

Total Automobiles		8,471,492

Beverages 1.5%
Brown-Forman Corp. — Class B	66,742	4,218,762
Coca-Cola Co.(The)	75,899	4,182,794
Coca-Cola Enterprises, Inc.	147,474	4,232,504
Constellation Brands, Inc. — Class A*	243,561	4,155,151
Dr Pepper Snapple Group, Inc.	104,201	3,912,747
Molson Coors Brewing Co. — Class B	89,341	4,021,238
PepsiCo, Inc.	61,925	4,019,552

Total Beverages		28,742,748

Biotechnology 1.3%
Amgen, Inc.*	71,840	3,917,435
Biogen Idec, Inc.*	79,520	4,443,578
Celgene Corp.*	71,985	3,969,973
Cephalon, Inc.*	66,577	3,778,245
Genzyme Corp.*	75,501	5,251,849
Gilead Sciences, Inc.*	110,231	3,672,897

Total Biotechnology		25,033,977

Building Products 0.2%
Masco Corp.	324,110	3,331,851

Total Building Products		3,331,851

Capital Markets 2.9%
Ameriprise Financial, Inc.	100,131	4,244,553
Bank of New York Mellon Corp.	149,746	3,754,132
Charles Schwab Corp.(The)	256,833	3,798,560
E*TRADE Financial Corp.*	289,198	4,230,967
Federated Investors, Inc. — Class B	179,034	3,799,101
Franklin Resources, Inc.	42,798	4,304,623
Goldman Sachs Group, Inc.(The)	28,566	4,308,324
Invesco Ltd.	208,153	4,067,310
Janus Capital Group, Inc.	389,495	4,081,907
Legg Mason, Inc.	124,192	3,587,907
Morgan Stanley	155,421	4,194,813
Northern Trust Corp.	79,422	3,732,040
State Street Corp.	106,881	4,159,808
T. Rowe Price Group, Inc.	80,729	3,893,560

Total Capital Markets		56,157,605

Chemicals 2.8%
Air Products & Chemicals, Inc.	55,605	4,035,811
Airgas, Inc.	62,442	4,076,838
CF Industries Holdings, Inc.	62,429	5,068,611
Dow Chemical Co.(The)	148,116	4,048,010
Du Pont (E.I.) de Nemours & Co.	104,084	4,233,096
Eastman Chemical Co.	63,261	3,962,669
Ecolab, Inc.	84,798	4,147,470
FMC Corp.	63,380	3,960,616
International Flavors & Fragrances, Inc.	85,637	3,886,207
Monsanto Co.	79,049	4,572,194
PPG Industries, Inc.	59,440	4,129,297
Praxair, Inc.	49,090	4,261,994
Sigma-Aldrich Corp.	74,994	4,207,164

Total Chemicals		54,589,977

Commercial Banks 2.8%
BB&T Corp.	134,498	3,339,585
Comerica, Inc.	101,910	3,909,268
Fifth Third Bancorp	291,895	3,709,986
First Horizon National Corp.*	331,382	3,800,952
Huntington Bancshares, Inc.	662,550	4,015,053
KeyCorp	473,868	4,008,923
M&T Bank Corp.	44,470	3,884,010
Marshall & Ilsley Corp.	508,209	3,572,709
PNC Financial Services Group, Inc.	63,680	3,781,955
Regions Financial Corp.	561,061	4,112,577
SunTrust Banks, Inc.	152,137	3,947,955
U.S. Bancorp	169,688	4,055,543
Wells Fargo & Co.	142,619	3,954,825
Zions Bancorp	167,804	3,723,571

Total Commercial Banks		53,816,912

Commercial Services & Supplies 1.6%
Avery Dennison Corp.	113,359	4,063,920
Cintas Corp.	152,342	4,030,969
Iron Mountain, Inc.	163,468	3,869,288
Pitney Bowes, Inc.	171,450	4,185,094
R.R. Donnelley & Sons Co.	218,510	3,686,264
Republic Services, Inc.	126,315	4,024,396
Stericycle, Inc.*	60,626	3,819,438
Waste Management, Inc.	118,899	4,036,621

Total Commercial Services & Supplies		31,715,990

Communications Equipment 1.4%
Cisco Systems, Inc.*	169,162	3,902,567
Harris Corp.	82,206	3,660,633
JDS Uniphase Corp.*	342,296	3,713,912
Juniper Networks, Inc.*	156,176	4,338,569
Motorola, Inc.*	554,284	4,151,587
QUALCOMM, Inc.	111,348	4,240,132
Tellabs, Inc.	569,311	3,973,791

Total Communications Equipment		27,981,191

Computers & Peripherals 1.7%
Apple, Inc.*	14,578	3,750,191
Dell, Inc.*	283,985	3,759,961
EMC Corp.*	205,990	4,076,542
Hewlett-Packard Co.	82,734	3,809,073

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2010

		Market
	Shares	Value

Lexmark International, Inc. — Class A*	104,081	$3,824,977
NetApp, Inc.*	96,539	4,083,600
QLogic Corp.*	218,803	3,483,344
SanDisk Corp.*	81,604	3,566,095
Western Digital Corp.*	113,752	3,001,915

Total Computers & Peripherals		33,355,698

Construction & Engineering 0.6%
Fluor Corp.	86,051	4,155,403
Jacobs Engineering Group, Inc.*	95,858	3,505,527
Quanta Services, Inc.*	174,813	3,754,983

Total Construction & Engineering		11,415,913

Construction Materials 0.2%
Vulcan Materials Co.	84,211	3,809,706

Total Construction Materials		3,809,706

Consumer Finance 0.8%
American Express Co.	95,237	4,251,380
Capital One Financial Corp.	93,646	3,964,035
Discover Financial Services	283,433	4,328,022
SLM Corp.*	336,000	4,032,000

Total Consumer Finance		16,575,437

Containers & Packaging 1.0%
Ball Corp.	72,330	4,212,499
Bemis Co., Inc.	135,798	4,068,508
Owens-Illinois, Inc.*	131,563	3,637,717
Pactiv Corp.*	134,525	4,092,250
Sealed Air Corp.	186,193	4,027,355

Total Containers & Packaging		20,038,329

Distributors 0.2%
Genuine Parts Co.	95,474	4,089,151

Total Distributors		4,089,151

Diversified Consumer Services 0.6%
Apollo Group, Inc. — Class A*	82,034	3,784,228
DeVry, Inc.	69,715	3,750,667
H&R Block, Inc.	252,748	3,963,089

Total Diversified Consumer Services		11,497,984

Diversified Financial Services 1.8%
Bank of America Corp.	250,793	3,521,134
Citigroup, Inc.*	996,131	4,084,137
CME Group, Inc.	12,938	3,607,114
IntercontinentalExchange, Inc.*	32,562	3,439,198
JPMorgan Chase & Co.	101,497	4,088,299
Leucadia National Corp.*	183,437	4,052,123
Moody’s Corp.	188,819	4,446,688
Nasdaq OMX Group (The)*	207,573	4,041,446
NYSE Euronext	133,749	3,874,709

Total Diversified Financial Services		35,154,848

Diversified Telecommunication Services 1.2%
AT&T, Inc.	156,491	4,059,376
CenturyTel, Inc.	113,809	4,053,877
Frontier Communications Corp.	508,598	3,885,689
Qwest Communications International, Inc.	738,041	4,177,312
Verizon Communications, Inc.	146,262	4,250,374
Windstream Corp.	348,991	3,978,497

Total Diversified Telecommunication Services		24,405,125

Electric Utilities 2.9%
Allegheny Energy, Inc.	179,344	4,089,043
American Electric Power Co., Inc.	117,052	4,211,531
Duke Energy Corp.	238,828	4,083,959
Edison International	116,008	3,845,665
Entergy Corp.	51,000	3,953,010
Exelon Corp.	96,866	4,051,905
FirstEnergy Corp.	103,642	3,907,303
NextEra Energy, Inc.	75,912	3,970,198
Northeast Utilities	148,098	4,123,048
Pepco Holdings, Inc.	238,323	4,030,042
Pinnacle West Capital Corp.	106,189	4,044,739
PPL Corp.	152,937	4,173,651
Progress Energy, Inc.	98,641	4,153,772
Southern Co.	116,803	4,126,650

Total Electric Utilities		56,764,516

Electrical Equipment 0.6%
Emerson Electric Co.	84,381	4,180,235
Rockwell Automation, Inc.	74,182	4,016,955
Roper Industries, Inc.	65,855	4,115,938

Total Electrical Equipment		12,313,128

Electronic Equipment, Instruments & Components 1.2%
Agilent Technologies, Inc.*	122,051	3,408,884
Amphenol Corp. — Class A	93,511	4,189,293
Corning, Inc.	220,770	4,000,352
FLIR Systems, Inc.*	137,941	4,105,124
Jabil Circuit, Inc.	286,758	4,160,859
Molex, Inc.	192,436	3,792,914

Total Electronic Equipment, Instruments & Components		23,657,426

Energy Equipment & Services 2.3%
Baker Hughes, Inc.	88,893	4,290,865
Cameron International Corp.*	105,221	4,165,699
Diamond Offshore Drilling, Inc.	62,920	3,743,111
FMC Technologies, Inc.*	72,404	4,581,725
Halliburton Co.	148,186	4,427,798
Helmerich & Payne, Inc.	93,607	3,793,892
Nabors Industries, Ltd.*	185,593	3,416,767
National-Oilwell Varco, Inc.	104,913	4,108,393
Rowan Cos., Inc.*	158,069	3,992,823
Schlumberger, Ltd.	65,950	3,934,577
Smith International, Inc.	97,068	4,026,381

Total Energy Equipment & Services		44,482,031

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	68,295	3,873,010
CVS Caremark Corp.	121,215	3,720,088
Kroger Co.(The)	198,428	4,202,705
Safeway, Inc.	190,917	3,921,435
SUPERVALU, Inc.	306,473	3,457,016
Sysco Corp.	128,327	3,974,287
Wal-Mart Stores, Inc.	76,854	3,934,156
Walgreen Co.	131,075	3,742,191
Whole Foods Market, Inc.*	98,813	3,751,930

Total Food & Staples Retailing		34,576,818

Food Products 2.8%
Archer-Daniels-Midland Co.	146,283	4,002,303
Campbell Soup Co.	107,290	3,851,711
ConAgra Foods, Inc.	158,616	3,724,304
Dean Foods Co.*	370,254	4,243,111
General Mills, Inc.	103,278	3,532,108
H.J. Heinz Co.	86,017	3,826,036
Hershey Co.(The)	79,067	3,716,149
Hormel Foods Corp.	94,306	4,047,613
J.M. Smucker Co.(The)	64,073	3,936,004
Kellogg Co.	73,092	3,658,255
Kraft Foods, Inc. — Class A	133,238	3,891,882
McCormick & Co., Inc.	98,015	3,854,930
Sara Lee Corp.	268,652	3,973,363
Tyson Foods, Inc. — Class A	216,692	3,794,277

Total Food Products		54,052,046

2

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2010

		Market
	Shares	Value

Gas Utilities 0.6%
EQT Corp.	97,503	$3,576,410
Nicor, Inc.	92,877	4,067,084
Oneok, Inc.	84,857	3,948,396

Total Gas Utilities		11,591,890

Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	94,010	4,114,818
Becton, Dickinson & Co.	55,639	3,827,963
Boston Scientific Corp.*	644,718	3,610,421
C.R. Bard, Inc.	49,639	3,898,150
CareFusion Corp.*	159,524	3,361,171
Dentsply International, Inc.	125,537	3,768,621
Hospira, Inc.*	70,848	3,691,181
Intuitive Surgical, Inc.*	11,355	3,728,641
Medtronic, Inc.	102,529	3,790,497
St Jude Medical, Inc.*	105,453	3,877,507
Stryker Corp.	76,536	3,564,281
Varian Medical Systems, Inc.*	74,509	4,112,897
Zimmer Holdings, Inc.*	72,226	3,827,256

Total Health Care Equipment & Supplies		49,173,404

Health Care Providers & Services 2.9%
Aetna, Inc.	130,281	3,628,326
AmerisourceBergen Corp.	121,954	3,654,961
Cardinal Health, Inc.	111,284	3,591,135
CIGNA Corp.	112,864	3,471,697
Coventry Health Care, Inc.*	194,800	3,862,884
DaVita, Inc.*	59,619	3,417,361
Express Scripts, Inc.*	76,118	3,439,011
Humana, Inc.*	80,832	3,800,721
Laboratory Corp. of America Holdings*	49,727	3,629,077
McKesson Corp.	56,593	3,555,172
Medco Health Solutions, Inc.*	65,912	3,163,776
Patterson Cos., Inc.	130,140	3,472,135
Quest Diagnostics, Inc.	74,789	3,514,335
Tenet Healthcare Corp.*	811,679	3,733,724
UnitedHealth Group, Inc.	126,796	3,860,938
WellPoint, Inc.*	71,895	3,646,514

Total Health Care Providers & Services		57,441,767

Health Care Technology 0.2%
Cerner Corp.*	49,171	3,808,294

Total Health Care Technology		3,808,294

Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	111,835	3,878,438
Darden Restaurants, Inc.	89,292	3,740,442
International Game Technology	219,135	3,339,617
Marriott International, Inc. — Class A	113,014	3,832,305
McDonald’s Corp.	56,901	3,967,707
Starbucks Corp.	141,575	3,518,139
Starwood Hotels & Resorts Worldwide, Inc.	82,815	4,012,387
Wyndham Worldwide Corp.	165,564	4,226,849
Wynn Resorts Ltd.	46,908	4,112,893
Yum! Brands, Inc.	93,838	3,875,509

Total Hotels, Restaurants & Leisure		38,504,286

Household Durables 1.7%
D.R. Horton, Inc.	371,830	4,097,567
Fortune Brands, Inc.	88,062	3,864,161
Harman International Industries, Inc.*	116,907	3,555,142
Leggett & Platt, Inc.	176,738	3,683,220
Lennar Corp. — Class A	270,162	3,990,293
Newell Rubbermaid, Inc.	235,843	3,655,566
Pulte Homes, Inc.*	422,939	3,713,404
Stanley Black & Decker, Inc.	71,514	4,149,242
Whirlpool Corp.	39,489	3,289,434

Total Household Durables		33,998,029

Household Products 0.8%
Clorox Co.	61,128	3,965,985
Colgate-Palmolive Co.	49,284	3,892,450
Kimberly-Clark Corp.	63,261	4,056,296
Procter & Gamble Co.	64,752	3,960,232

Total Household Products		15,874,963

Independent Power Producers & Energy Traders 0.6%
AES Corp.(The)*	379,084	3,908,356
Constellation Energy Group, Inc.	108,761	3,436,848
NRG Energy, Inc.*	168,134	3,813,279

Total Independent Power Producers & Energy Traders		11,158,483

Industrial Conglomerates 0.6%
3M Co.	49,183	4,207,114
General Electric Co.	249,782	4,026,486
Textron, Inc.	199,963	4,151,232

Total Industrial Conglomerates		12,384,832

Insurance 4.4%
ACE Ltd.	71,520	3,796,282
AFLAC, Inc.	89,913	4,422,821
Allstate Corp.	130,735	3,691,956
American International Group, Inc.*	105,709	4,066,625
Aon Corp.	100,357	3,780,448
Assurant, Inc.	107,177	3,996,630
Berkshire Hathaway, Inc. — Class B*	49,937	3,901,078
Chubb Corp.	75,300	3,963,039
Cincinnati Financial Corp.	140,751	3,877,690
Genworth Financial, Inc. — Class A*	260,366	3,535,770
Hartford Financial Services Group, Inc.	159,005	3,722,307
Lincoln National Corp.	143,370	3,733,355
Loews Corp.	117,355	4,359,738
Marsh & McLennan Cos., Inc.	172,405	4,054,966
MetLife, Inc.	97,333	4,093,826
Principal Financial Group, Inc.	151,284	3,874,383
Progressive Corp.	198,290	3,894,416
Prudential Financial, Inc.	67,485	3,866,216
Torchmark Corp.	75,623	4,013,313
Travelers Cos., Inc.(The)	77,444	3,907,050
Unum Group	169,294	3,863,289
XL Group PLC	221,036	3,918,968

Total Insurance		86,334,166

Internet & Catalog Retail 0.7%
Amazon.com, Inc.*	31,680	3,734,755
Expedia, Inc.	189,531	4,298,563
Priceline.com, Inc.*	20,726	4,650,915

Total Internet & Catalog Retail		12,684,233

Internet Software & Services 1.1%
Akamai Technologies, Inc.*	87,146	3,342,921
eBay, Inc.*	179,831	3,760,266
Google, Inc. — Class A*	7,984	3,871,042
Monster Worldwide, Inc.*	301,157	4,131,874
VeriSign, Inc.*	135,122	3,803,684
Yahoo!, Inc.*	256,338	3,557,972

Total Internet Software & Services		22,467,759

IT Services 2.6%
Automatic Data Processing, Inc.	94,008	3,879,710
Cognizant Technology Solutions Corp. — Class A*	74,504	4,064,938
Computer Sciences Corp.	78,801	3,572,049
Fidelity National Information Services, Inc.*	144,732	4,149,466
Fiserv, Inc.*	81,456	4,080,946

3

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2010

		Market
	Shares	Value

International Business Machines Corp.	30,472	$3,912,605
Mastercard, Inc. — Class A	18,659	3,919,136
Paychex, Inc.	140,432	3,649,828
SAIC, Inc.*	219,587	3,651,732
Teradata Corp.*	117,034	3,721,681
Total System Services, Inc.	268,764	4,007,271
Visa, Inc. — Class A	51,839	3,802,391
Western Union Co.	245,487	3,984,254

Total IT Services		50,396,007

Leisure Equipment & Products 0.5%
Eastman Kodak Co.*	746,791	2,964,760
Hasbro, Inc.	93,015	3,920,582
Mattel, Inc.	176,873	3,742,633

Total Leisure Equipment & Products		10,627,975

Life Sciences Tools & Services 0.7%
Life Technologies Corp.*	77,411	3,327,899
PerkinElmer, Inc.	175,070	3,406,862
Thermo Fisher Scientific, Inc.*	74,330	3,334,444
Waters Corp.*	55,530	3,562,805

Total Life Sciences Tools & Services		13,632,010

Machinery 2.5%
Caterpillar, Inc.	60,796	4,240,521
Cummins, Inc.	53,669	4,272,589
Danaher Corp.	97,922	3,761,184
Deere & Co.	67,749	4,517,503
Dover Corp.	87,453	4,195,120
Eaton Corp.	53,886	4,227,896
Flowserve Corp.	42,126	4,177,214
Illinois Tool Works, Inc.	88,024	3,829,044
PACCAR, Inc.	91,044	4,171,636
Pall Corp.	106,695	4,080,017
Parker-Hannifin Corp.	65,357	4,059,977
Snap-on, Inc.	91,188	4,073,368

Total Machinery		49,606,069

Media 3.3%
CBS Corp. — Class B	267,120	3,948,034
Comcast Corp. — Class A	213,954	4,165,684
DIRECTV — Class A*	106,314	3,950,628
Discovery Communications, Inc. — Class A*	101,342	3,912,815
Gannett Co., Inc.	240,075	3,164,189
Interpublic Group of Cos., Inc.*	477,346	4,362,943
McGraw-Hill Cos., Inc.	132,289	4,059,949
Meredith Corp.	112,901	3,584,607
New York Times Co. — Class A*	406,799	3,555,423
News Corp. — Class A	284,947	3,718,558
Omnicom Group, Inc.	104,366	3,888,677
Scripps Networks Interactive — Class A	87,744	3,740,527
Time Warner Cable, Inc.	71,994	4,115,897
Time Warner, Inc.	120,890	3,803,199
Viacom, Inc. — Class B	111,779	3,693,178
Walt Disney Co.(The)	113,391	3,820,143
Washington Post Co. — Class B	8,707	3,661,206

Total Media		65,145,657

Metals & Mining 1.8%
AK Steel Holding Corp.	287,401	4,020,740
Alcoa, Inc.	360,159	4,022,976
Allegheny Technologies, Inc.	76,554	3,644,736
Cliffs Natural Resources, Inc.	70,870	4,009,116
Freeport-McMoRan Copper & Gold, Inc.	60,568	4,333,035
Newmont Mining Corp.	64,704	3,616,953
Nucor Corp.	96,265	3,767,812
Titanium Metals Corp.*	199,013	4,406,148
United States Steel Corp.	91,988	4,077,828

Total Metals & Mining		35,899,344

Multi-Utilities 3.1%
Ameren Corp.	156,045	3,958,862
CenterPoint Energy, Inc.	285,308	4,059,933
CMS Energy Corp.	256,096	4,077,048
Consolidated Edison, Inc.	88,923	4,101,129
Dominion Resources, Inc.	94,867	3,983,465
DTE Energy Co.	82,675	3,816,278
Integrys Energy Group, Inc.	85,210	4,034,694
NiSource, Inc.	256,806	4,237,299
PG&E Corp.	92,285	4,097,454
Public Service Enterprise Group, Inc.	118,768	3,907,467
SCANA Corp.	105,767	4,051,934
Sempra Energy	79,667	3,963,433
TECO Energy, Inc.	248,355	4,058,121
Wisconsin Energy Corp.	77,044	4,181,948
Xcel Energy, Inc.	184,457	4,056,209

Total Multi-Utilities		60,585,274

Multiline Retail 1.5%
Big Lots, Inc.*	113,599	3,897,582
Family Dollar Stores, Inc.	100,982	4,175,606
J.C. Penney Co., Inc.	151,777	3,738,267
Kohl’s Corp.*	75,506	3,600,881
Macy’s, Inc.	186,536	3,478,896
Nordstrom, Inc.	102,382	3,480,988
Sears Holdings Corp.*	51,868	3,682,628
Target Corp.	73,936	3,794,396

Total Multiline Retail		29,849,244

Office Electronics 0.2%
Xerox Corp.	422,660	4,116,708

Total Office Electronics		4,116,708

Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	93,410	4,592,036
Apache Corp.	40,638	3,884,180
Cabot Oil & Gas Corp.	109,334	3,331,407
Chesapeake Energy Corp.	162,084	3,408,626
Chevron Corp.	52,742	4,019,468
ConocoPhillips	71,272	3,935,640
CONSOL Energy, Inc.	102,662	3,847,772
Denbury Resources, Inc.*	228,220	3,615,005
Devon Energy Corp.	57,128	3,569,929
El Paso Corp.	315,284	3,884,299
EOG Resources, Inc.	36,218	3,531,255
Exxon Mobil Corp.	63,040	3,762,227
Hess Corp.	71,200	3,815,608
Marathon Oil Corp.	118,152	3,952,184
Massey Energy Co.	128,237	3,921,487
Murphy Oil Corp.	71,660	3,923,385
Noble Energy, Inc.	60,476	4,055,520
Occidental Petroleum Corp.	45,917	3,578,312
Peabody Energy Corp.	96,777	4,369,481
Pioneer Natural Resources Co.	55,606	3,220,699
QEP Resources, Inc.*	121,578	4,184,715
Range Resources Corp.	81,839	3,037,864
Southwestern Energy Co.*	91,164	3,322,928
Spectra Energy Corp.	183,283	3,810,454
Sunoco, Inc.	113,142	4,035,775
Tesoro Corp.	324,914	4,194,640
Valero Energy Corp.	220,774	3,750,950
Williams Cos., Inc.(The)	184,763	3,586,250

Total Oil, Gas & Consumable Fuels		106,142,096

Paper & Forest Products 0.5%
International Paper Co.	155,871	3,772,078

4

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2010

		Market
	Shares	Value

MeadWestvaco Corp.	164,231	$3,934,975
Weyerhaeuser Co.	101,315	1,643,329

Total Paper & Forest Products		9,350,382

Personal Products 0.6%
Avon Products, Inc.	138,184	4,301,668
Estee Lauder Cos., Inc — Class A	66,319	4,128,357
Mead Johnson Nutrition Co.	73,077	3,883,312

Total Personal Products		12,313,337

Pharmaceuticals 2.2%
Abbott Laboratories	81,741	4,011,848
Allergan, Inc.	64,922	3,964,137
Bristol-Myers Squibb Co.	155,398	3,872,518
Eli Lilly & Co.	115,700	4,118,920
Forest Laboratories, Inc.*	145,997	4,051,417
Johnson & Johnson, Inc.	67,335	3,911,490
King Pharmaceuticals, Inc.*	490,940	4,300,634
Merck & Co., Inc.	111,863	3,854,799
Mylan, Inc.*	212,709	3,701,137
Pfizer, Inc.	262,888	3,943,320
Watson Pharmaceuticals, Inc.*	90,343	3,658,892

Total Pharmaceuticals		43,389,112

Professional Services 0.6%
Dun & Bradstreet Corp.	54,327	3,713,794
Equifax, Inc.	131,575	4,123,560
Robert Half International, Inc.	161,101	4,056,523

Total Professional Services		11,893,877

Real Estate Investment Trusts (REITs) 2.9%
Apartment Investment & Management Co. — Class A	179,546	3,854,853
AvalonBay Communities, Inc.	38,385	4,033,880
Boston Properties, Inc.	49,739	4,073,624
Equity Residential	86,429	3,962,770
HCP, Inc.	121,577	4,312,336
Health Care REIT, Inc.	92,018	4,169,336
Host Hotels & Resorts, Inc.	259,214	3,717,129
Kimco Realty Corp.	265,412	3,999,759
Plum Creek Timber Co., Inc.	107,214	3,846,838
ProLogis	349,719	3,797,948
Public Storage, Inc.	42,620	4,181,874
Simon Property Group, Inc.	44,673	3,985,725
Ventas, Inc.	80,652	4,090,669
Vornado Realty Trust	49,898	4,130,556

Total Real Estate Investment Trusts (REITs)		56,157,297

Real Estate Management & Development 0.2%
CB Richard Ellis Group, Inc. — Class A*	256,786	4,365,362

Total Real Estate Management & Development		4,365,362

Road & Rail 0.8%
CSX Corp.	72,574	3,826,101
Norfolk Southern Corp.	67,811	3,815,725
Ryder System, Inc.	90,114	3,935,278
Union Pacific Corp.	52,268	3,902,852

Total Road & Rail		15,479,956

Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc.*	451,500	3,381,735
Altera Corp.	153,578	4,257,182
Analog Devices, Inc.	130,038	3,863,429
Applied Materials, Inc.	298,261	3,519,480
Broadcom Corp. — Class A	112,345	4,047,790
First Solar, Inc.*	32,425	4,067,716
Intel Corp.	187,011	3,852,427
KLA-Tencor Corp.	129,905	4,114,091
Linear Technology Corp.	135,077	4,306,255
LSI Corp.*	757,517	3,052,794
MEMC Electronic Materials, Inc.*	336,590	3,217,800
Microchip Technology, Inc.	134,522	4,096,195
Micron Technology, Inc.*	399,061	2,905,164
National Semiconductor Corp.	269,241	3,715,526
Novellus Systems, Inc.*	139,934	3,737,637
NVIDIA Corp.*	324,626	2,983,313
Teradyne, Inc.*	338,196	3,638,989
Texas Instruments, Inc.	156,458	3,862,948
Xilinx, Inc.	148,163	4,136,711

Total Semiconductors & Semiconductor Equipment		70,757,182

Software 3.0%
Adobe Systems, Inc.*	118,921	3,415,411
Autodesk, Inc.*	136,057	4,019,124
BMC Software, Inc.*	105,583	3,756,643
CA, Inc.	196,623	3,845,946
Citrix Systems, Inc.*	86,433	4,755,544
Compuware Corp.*	462,222	3,780,976
Electronic Arts, Inc.*	247,993	3,950,528
Intuit, Inc.*	106,069	4,216,243
McAfee, Inc.*	120,951	4,003,478
Microsoft Corp.	150,881	3,894,238
Novell, Inc.*	651,256	3,933,586
Oracle Corp.	172,114	4,068,775
Red Hat, Inc.*	125,052	4,020,422
Salesforce.com, Inc.*	41,519	4,108,305
Symantec Corp.*	262,046	3,398,737

Total Software		59,167,956

Specialty Retail 3.9%
Abercrombie & Fitch Co. — Class A	112,131	4,142,119
AutoNation, Inc.*	189,527	4,630,145
AutoZone, Inc.*	20,399	4,315,816
Bed Bath & Beyond, Inc.*	93,101	3,526,666
Best Buy Co., Inc.	105,233	3,647,376
CarMax, Inc.*	177,519	3,745,651
GameStop Corp. — Class A*	207,520	4,160,776
Gap, Inc.(The)	186,498	3,377,479
Home Depot, Inc.	124,295	3,543,651
Limited Brands, Inc.	160,532	4,116,041
Lowe’s Cos., Inc.	174,531	3,619,773
O’Reilly Automotive, Inc.*	79,980	3,941,414
Office Depot, Inc.*	749,538	3,238,004
RadioShack Corp.	180,404	3,885,902
Ross Stores, Inc.	69,255	3,646,968
Sherwin-Williams Co.(The)	52,156	3,606,587
Staples, Inc.	181,164	3,683,064
Tiffany & Co.	89,403	3,761,184
TJX Cos., Inc.	86,404	3,587,494
Urban Outfitters, Inc.*	108,478	3,488,653

Total Specialty Retail		75,664,763

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	92,130	3,406,046
NIKE, Inc. — Class B	53,132	3,912,641
Polo Ralph Lauren Corp.	49,203	3,887,529
V.F. Corp.	50,064	3,971,577

Total Textiles, Apparel & Luxury Goods		15,177,793

Thrifts & Mortgage Finance 0.4%
Hudson City Bancorp, Inc.	299,722	3,722,547
People’s United Financial, Inc.	274,358	3,797,115

Total Thrifts & Mortgage Finance		7,519,662

Tobacco 0.9%
Altria Group, Inc.	198,777	4,404,898
Lorillard, Inc.	53,095	4,047,963
Philip Morris International, Inc.	86,630	4,421,595

5

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2010

		Market
	Shares	Value

Reynolds American, Inc.	75,222	$4,349,336

Total Tobacco		17,223,792

Trading Companies & Distributors 0.4%
Fastenal Co.	73,033	3,584,459
W.W. Grainger, Inc.	36,883	4,131,265

Total Trading Companies & Distributors		7,715,724

Wireless Telecommunication Services 0.6%
American Tower Corp. — Class A*	88,650	4,099,176
MetroPCS Communications, Inc.*	432,764	3,873,238
Sprint Nextel Corp.*	863,413	3,945,797

Total Wireless Telecommunication Services		11,918,211

Total Common Stocks (Cost $2,012,487,257)		1,950,493,026

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	4,156,837	4,156,837

Total Short Term Investments (Cost $4,156,837)		4,156,837

Total Investments 99.8%(a) (Cost $2,016,644,094)		1,954,649,863

Other Assets in Excess of Liabilities — 0.2%		3,638,157

Net Assets — 100.0%		$1,958,288,020

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

6

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.7%

Aerospace & Defense 2.4%
Boeing Co.(The)	48,760	$3,322,506
United Technologies Corp.	59,940	4,261,734

Total Aerospace & Defense		7,584,240

Air Freight & Logistics 0.9%
United Parcel Service, Inc. — Class B	45,880	2,982,200

Total Air Freight & Logistics		2,982,200

Beverages 4.4%
Coca-Cola Co.(The)	135,320	7,457,485
PepsiCo, Inc.	103,600	6,724,676

Total Beverages		14,182,161

Biotechnology 1.1%
Amgen, Inc.*	61,540	3,355,776

Total Biotechnology		3,355,776

Capital Markets 1.6%
Goldman Sachs Group, Inc.(The)	33,070	4,987,617

Total Capital Markets		4,987,617

Commercial Banks 3.6%
U.S. Bancorp	123,140	2,943,046
Wells Fargo & Co.	312,619	8,668,925

Total Commercial Banks		11,611,971

Communications Equipment 3.9%
Cisco Systems, Inc.*	366,899	8,464,360
QUALCOMM, Inc.	105,380	4,012,870

Total Communications Equipment		12,477,230

Computers & Peripherals 10.2%
Apple, Inc.*	58,460	15,038,835
Hewlett-Packard Co.	150,650	6,935,926
International Business Machines Corp.	82,380	10,577,592

Total Computers & Peripherals		32,552,353

Consumer Finance 0.9%
American Express Co.	67,370	3,007,397

Total Consumer Finance		3,007,397

Diversified Financial Services 7.8%
Bank of America Corp.	644,538	9,049,313
Citigroup, Inc.*	1,359,056	5,572,130
JPMorgan Chase & Co.	255,599	10,295,528

Total Diversified Financial Services		24,916,971

Diversified Telecommunication Services 4.7%
AT&T, Inc.	379,609	9,847,058
Verizon Communications, Inc.	181,589	5,276,976

Total Diversified Telecommunication Services		15,124,034

Energy Equipment & Services 1.4%
Schlumberger, Ltd.	76,630	4,571,746

Total Energy Equipment & Services		4,571,746

Food & Staples Retailing 2.9%
CVS Caremark Corp.	87,430	2,683,227
Wal-Mart Stores, Inc.	131,090	6,710,497

Total Food & Staples Retailing		9,393,724

Food Products 0.9%
Kraft Foods, Inc. — Class A	103,040	3,009,798

Total Food Products		3,009,798

Health Care Equipment & Supplies 1.0%
Alcon, Inc.	4,460	691,657
Medtronic, Inc.	70,760	2,615,997

Total Health Care Equipment & Supplies		3,307,654

Hotels, Restaurants & Leisure 1.5%
McDonald’s Corp.	69,110	4,819,040

Total Hotels, Restaurants & Leisure		4,819,040

Household Products 3.5%
Procter & Gamble Co.	185,009	11,315,151

Total Household Products		11,315,151

Industrial Conglomerates 4.7%
3M Co.	45,810	3,918,588
General Electric Co.	685,878	11,056,353

Total Industrial Conglomerates		14,974,941

Insurance 2.7%
Berkshire Hathaway, Inc. — Class B*	111,110	8,679,913

Total Insurance		8,679,913

Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	22,480	2,650,167

Total Internet & Catalog Retail		2,650,167

Internet Software & Services 2.4%
Google, Inc. — Class A*	15,650	7,587,903

Total Internet Software & Services		7,587,903

IT Services 0.7%
Visa, Inc. — Class A	30,000	2,200,500

Total IT Services		2,200,500

Media 2.4%
Comcast Corp. — Class A	180,720	3,518,618
Walt Disney Co.(The)	125,820	4,238,876

Total Media		7,757,494

Oil, Gas & Consumable Fuels 12.1%
Chevron Corp.	129,040	9,834,139
ConocoPhillips	95,610	5,279,584
Exxon Mobil Corp.	327,409	19,539,769
Occidental Petroleum Corp.	52,180	4,066,387

Total Oil, Gas & Consumable Fuels		38,719,879

Pharmaceuticals 9.3%
Abbott Laboratories	99,160	4,866,773
Johnson & Johnson, Inc.	177,180	10,292,386
Merck & Co., Inc.	200,319	6,902,993
Pfizer, Inc.	518,179	7,772,685

Total Pharmaceuticals		29,834,837

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	357,439	7,363,243

Total Semiconductors & Semiconductor Equipment		7,363,243

Software 5.8%
Microsoft Corp.	492,069	12,700,301
Oracle Corp.	244,729	5,785,394

Total Software		18,485,695

Specialty Retail 1.0%
Home Depot, Inc.	108,780	3,101,318

Total Specialty Retail		3,101,318

Tobacco 2.8%
Altria Group, Inc.	133,790	2,964,786
Philip Morris International, Inc.	118,970	6,072,229

Total Tobacco		9,037,015

Total Common Stocks (Cost $382,892,876)		319,591,968

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2010

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	640,977	$640,977

Total Short Term Investments (Cost $640,977)		640,977

Total Investments 99.9%(a) (Cost $383,533,853)		320,232,945

Other Assets in Excess of Liabilities — 0.1%		425,595

Net Assets — 100.0%		$320,658,540

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

2

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.7%

Aerospace & Defense 0.4%
L-3 Communications Holdings, Inc.	3,810	$278,282

Total Aerospace & Defense		278,282

Airlines 0.6%
Southwest Airlines Co.	28,851	347,655

Total Airlines		347,655

Auto Components 0.9%
Goodyear Tire & Rubber Co.(The)*	50,341	537,138

Total Auto Components		537,138

Capital Markets 1.5%
E*Trade Financial Corp.*	35,722	522,613
Morgan Stanley	15,944	430,328

Total Capital Markets		952,941

Chemicals 0.5%
Dow Chemical Co.(The)	11,250	307,463

Total Chemicals		307,463

Commercial Banks 10.7%
BB&T Corp.	12,110	300,691
Comerica, Inc.	14,450	554,302
Huntington Bancshares, Inc.	276,933	1,678,214
KeyCorp	83,008	702,248
Marshall & Ilsley Corp.	54,153	380,696
Regions Financial Corp.	45,291	331,983
SunTrust Banks, Inc.	47,725	1,238,464
Zions Bancorp	62,043	1,376,734

Total Commercial Banks		6,563,332

Commercial Services & Supplies 0.8%
Avery Dennison Corp.	6,590	236,252
R.R. Donnelley & Sons Co.	15,860	267,558

Total Commercial Services & Supplies		503,810

Computers & Peripherals 0.7%
Lexmark International, Inc. — Class A*	11,930	438,428

Total Computers & Peripherals		438,428

Construction & Engineering 1.8%
Fluor Corp.	11,120	536,985
Jacobs Engineering Group, Inc.*	15,280	558,789

Total Construction & Engineering		1,095,774

Consumer Finance 1.6%
Capital One Financial Corp.	16,640	704,371
Discover Financial Services	16,460	251,344

Total Consumer Finance		955,715

Diversified Financial Services 3.4%
Bank of America Corp.	55,488	779,052
Citigroup, Inc.*	202,973	832,189
Nasdaq OMX Group (The)*	23,350	454,624

Total Diversified Financial Services		2,065,865

Diversified Telecommunication Services 0.4%
CenturyTel, Inc.	7,560	269,287

Total Diversified Telecommunication Services		269,287

Electric Utilities 5.2%
Allegheny Energy, Inc.	11,440	260,832
American Electric Power Co., Inc.	9,420	338,932
Duke Energy Corp.	15,060	257,526
Edison International	10,944	362,793
Northeast Utilities	15,030	418,435
Pepco Holdings, Inc.	57,201	967,269
Pinnacle West Capital Corp.	8,800	335,192
Progress Energy, Inc.	6,290	264,872

Total Electric Utilities		3,205,851

Energy Equipment & Services 1.2%
Smith International, Inc.	17,930	743,736

Total Energy Equipment & Services		743,736

Food & Staples Retailing 4.3%
Costco Wholesale Corp.	6,210	352,169
CVS Caremark Corp.	14,460	443,778
Kroger Co.(The)	42,885	908,304
Safeway, Inc.	46,711	959,444

Total Food & Staples Retailing		2,663,695

Food Products 4.1%
Archer-Daniels-Midland Co.	24,324	665,505
Dean Foods Co.*	45,702	523,745
Tyson Foods, Inc. — Class A	76,552	1,340,425

Total Food Products		2,529,675

Gas Utilities 1.8%
Nicor, Inc.	8,450	370,026
Oneok, Inc.	16,250	756,112

Total Gas Utilities		1,126,138

Health Care Equipment & Supplies 0.4%
CareFusion Corp.*	12,910	272,014

Total Health Care Equipment & Supplies		272,014

Health Care Providers & Services 10.1%
Aetna, Inc.	14,776	411,511
AmerisourceBergen Corp.	35,030	1,049,849
Cardinal Health, Inc.	34,515	1,113,799
Coventry Health Care, Inc.*	43,083	854,336
Humana, Inc.*	21,286	1,000,868
McKesson Corp.	13,590	853,724
Tenet Healthcare Corp.*	102,313	470,640
WellPoint, Inc.*	9,390	476,261

Total Health Care Providers & Services		6,230,988

Household Durables 1.6%
Fortune Brands, Inc.	6,421	281,753
Whirlpool Corp.	8,410	700,553

Total Household Durables		982,306

Independent Power Producers & Energy Traders 0.4%
Constellation Energy Group, Inc.	8,230	260,068

Total Independent Power Producers & Energy Traders		260,068

Industrial Conglomerates 0.8%
Textron, Inc.	24,720	513,187

Total Industrial Conglomerates		513,187

Insurance 9.3%
Allstate Corp.	9,180	259,243
American International Group, Inc.*	19,090	734,392
Assurant, Inc.	24,699	921,026
Cincinnati Financial Corp.	15,160	417,658
Genworth Financial, Inc. — Class A*	81,831	1,111,265
Lincoln National Corp.	28,147	732,948
MetLife, Inc.	15,400	647,724
Travelers Cos., Inc.(The)	4,860	245,187
Unum Group	26,901	613,881

Total Insurance		5,683,324

Leisure Equipment & Products 0.5%
Eastman Kodak Co.*	73,115	290,267

Total Leisure Equipment & Products		290,267

Machinery 1.1%
Eaton Corp.	4,460	349,932

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2010

		Market
	Shares	Value

Snap-on, Inc.	6,650	$297,055

Total Machinery		646,987

Media 1.6%
Comcast Corp. — Class A	16,000	311,520
Interpublic Group of Cos., Inc.*	70,265	642,222

Total Media		953,742

Metals & Mining 2.8%
Alcoa, Inc.	57,495	642,219
United States Steel Corp.	24,274	1,076,067

Total Metals & Mining		1,718,286

Multi-Utilities 8.4%
Ameren Corp.	23,930	607,104
CenterPoint Energy, Inc.	30,221	430,045
CMS Energy Corp.	33,151	527,764
Consolidated Edison, Inc.	6,980	321,918
DTE Energy Co.	9,850	454,676
Integrys Energy Group, Inc.	28,151	1,332,950
NiSource, Inc.	51,681	852,736
SCANA Corp.	8,010	306,863
Xcel Energy, Inc.	13,574	298,492

Total Multi-Utilities		5,132,548

Multiline Retail 3.5%
Big Lots, Inc.*	13,060	448,089
J.C. Penney Co., Inc.	21,824	537,525
Sears Holdings Corp.*	16,444	1,167,524

Total Multiline Retail		2,153,138

Office Electronics 1.3%
Xerox Corp.	79,030	769,752

Total Office Electronics		769,752

Oil, Gas & Consumable Fuels 12.3%
Chesapeake Energy Corp.	16,190	340,476
Chevron Corp.	3,730	284,263
ConocoPhillips	5,500	303,710
Hess Corp.	8,640	463,018
Marathon Oil Corp.	26,351	881,441
Sunoco, Inc.	47,551	1,696,144
Tesoro Corp.	137,291	1,772,427
Valero Energy Corp.	89,748	1,524,818
Williams Cos., Inc.(The)	14,010	271,934

Total Oil, Gas & Consumable Fuels		7,538,231

Real Estate Investment Trusts (REITs) 1.4%
Host Hotels & Resorts, Inc.	33,400	478,956
Kimco Realty Corp.	24,820	374,037

Total Real Estate Investment Trusts (REITs)		852,993

Road & Rail 0.9%
Ryder System, Inc.	12,720	555,482

Total Road & Rail		555,482

Specialty Retail 0.9%
AutoNation, Inc.*	23,246	567,900

Total Specialty Retail		567,900

Wireless Telecommunication Services 2.5%
MetroPCS Communications, Inc.*	55,035	492,563
Sprint Nextel Corp.*	230,385	1,052,860

Total Wireless Telecommunication Services		1,545,423

Total Common Stocks (Cost $66,473,351)		61,251,421

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	116,414	116,414

Total Short Term Investments (Cost $116,414)		116,414

Total Investments 99.9%(a) (Cost $66,589,765)		61,367,835

Other Assets in Excess of Liabilities — 0.1%		31,769

Net Assets — 100.0%		$61,399,604

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

2

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 3.1%
Goodrich Corp.	5,836	$425,269
Honeywell International, Inc.	8,267	354,324
ITT Corp.	6,328	298,175
Precision Castparts Corp.	6,646	812,075
United Technologies Corp.	3,713	263,994

Total Aerospace & Defense		2,153,837

Biotechnology 2.0%
Biogen Idec, Inc.*	10,698	597,804
Celgene Corp.*	7,446	410,647
Gilead Sciences, Inc.*	10,841	361,222

Total Biotechnology		1,369,673

Capital Markets 1.2%
Invesco Ltd.	25,775	503,643
Janus Capital Group, Inc.	32,698	342,675

Total Capital Markets		846,318

Chemicals 2.0%
CF Industries Holdings, Inc.	10,452	848,598
FMC Corp.	4,462	278,831
Praxair, Inc.	3,026	262,717

Total Chemicals		1,390,146

Commercial Services & Supplies 0.5%
Stericycle, Inc.*	5,344	336,672

Total Commercial Services & Supplies		336,672

Communications Equipment 0.9%
Juniper Networks, Inc.*	21,211	589,242

Total Communications Equipment		589,242

Computers & Peripherals 6.4%
Apple, Inc.*	4,677	1,203,158
EMC Corp.*	36,144	715,290
NetApp, Inc.*	31,324	1,325,005
QLogic Corp.*	32,308	514,344
Western Digital Corp.*	25,375	669,646

Total Computers & Peripherals		4,427,443

Consumer Finance 0.6%
American Express Co.	8,626	385,065

Total Consumer Finance		385,065

Diversified Financial Services 1.6%
CME Group, Inc.	1,292	360,210
IntercontinentalExchange, Inc.*	6,944	733,425

Total Diversified Financial Services		1,093,635

Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp. — Class A	16,852	754,970
Corning, Inc.	22,390	405,707
FLIR Systems, Inc.*	14,749	438,930

Total Electronic Equipment, Instruments & Components		1,599,607

Energy Equipment & Services 7.8%
Baker Hughes, Inc.	12,554	605,981
Cameron International Corp.*	25,549	1,011,485
Diamond Offshore Drilling, Inc.	7,590	451,529
FMC Technologies, Inc.*	12,072	763,916
Helmerich & Payne, Inc.	9,805	397,397
National-Oilwell Varco, Inc.	20,267	793,656
Rowan Cos., Inc.*	32,842	829,589
Schlumberger, Ltd.	8,872	529,303

Total Energy Equipment & Services		5,382,856

Food & Staples Retailing 1.5%
Whole Foods Market, Inc.*	27,918	1,060,046

Total Food & Staples Retailing		1,060,046

Health Care Equipment & Supplies 3.0%
Hospira, Inc.*	5,703	297,126
Intuitive Surgical, Inc.*	3,692	1,212,342
St Jude Medical, Inc.*	7,764	285,482
Zimmer Holdings, Inc.*	4,667	247,305

Total Health Care Equipment & Supplies		2,042,255

Health Care Providers & Services 3.2%
CIGNA Corp.	26,021	800,406
DaVita, Inc.*	7,395	423,881
Express Scripts, Inc.*	9,590	433,276
Laboratory Corp. of America Holdings*	3,713	270,975
Medco Health Solutions, Inc.*	5,703	273,744

Total Health Care Providers & Services		2,202,282

Health Care Technology 0.8%
Cerner Corp.*	7,313	566,392

Total Health Care Technology		566,392

Hotels, Restaurants & Leisure 3.9%
Starbucks Corp.	30,944	768,958
Starwood Hotels & Resorts Worldwide, Inc.	7,754	375,681
Wyndham Worldwide Corp.	13,682	349,302
Wynn Resorts Ltd.	13,303	1,166,407

Total Hotels, Restaurants & Leisure		2,660,348

Internet & Catalog Retail 4.1%
Amazon.com, Inc.*	9,692	1,142,590
Expedia, Inc.	19,877	450,810
Priceline.com, Inc.*	5,621	1,261,353

Total Internet & Catalog Retail		2,854,753

Internet Software & Services 4.3%
Akamai Technologies, Inc.*	34,914	1,339,301
eBay, Inc.*	39,950	835,355
Google, Inc. — Class A*	1,692	820,366

Total Internet Software & Services		2,995,022

IT Services 4.2%
Cognizant Technology Solutions Corp. — Class A*	26,472	1,444,312
International Business Machines Corp.	1,980	254,232
Teradata Corp.*	15,559	494,776
Visa, Inc. — Class A	9,539	699,686

Total IT Services		2,893,006

Leisure Equipment & Products 0.5%
Hasbro, Inc.	8,739	368,349

Total Leisure Equipment & Products		368,349

Life Sciences Tools & Services 1.1%
Life Technologies Corp.*	9,016	387,598
Waters Corp.*	6,021	386,307

Total Life Sciences Tools & Services		773,905

Machinery 2.2%
Caterpillar, Inc.	6,513	454,282
Danaher Corp.	6,831	262,378
Flowserve Corp.	7,969	790,206

Total Machinery		1,506,866

Media 2.4%
DIRECTV — Class A*	18,893	702,064
Viacom, Inc. — Class B	28,667	947,158

Total Media		1,649,222

Metals & Mining 2.9%
Cliffs Natural Resources, Inc.	18,134	1,025,840

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2010

		Market
	Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	9,416	$673,621
Newmont Mining Corp.	5,733	320,475

Total Metals & Mining		2,019,936

Multiline Retail 1.4%
Kohl’s Corp.*	5,518	263,153
Nordstrom, Inc.	21,518	731,612

Total Multiline Retail		994,765

Oil, Gas & Consumable Fuels 7.8%
Anadarko Petroleum Corp.	12,688	623,742
Denbury Resources, Inc.*	57,437	909,802
EOG Resources, Inc.	4,954	483,015
Massey Energy Co.	19,785	605,025
Noble Energy, Inc.	4,780	320,547
Occidental Petroleum Corp.	5,159	402,041
Peabody Energy Corp.	11,723	529,293
Pioneer Natural Resources Co.	8,595	497,822
Range Resources Corp.	12,739	472,872
Southwestern Energy Co.*	15,508	565,267

Total Oil, Gas & Consumable Fuels		5,409,426

Paper & Forest Products 0.7%
MeadWestvaco Corp.	18,688	447,764

Total Paper & Forest Products		447,764

Personal Products 0.5%
Avon Products, Inc.	10,339	321,853

Total Personal Products		321,853

Pharmaceuticals 2.5%
Allergan, Inc.	7,682	469,063
Mylan, Inc.*	44,298	770,785
Watson Pharmaceuticals, Inc.*	11,703	473,972

Total Pharmaceuticals		1,713,820

Real Estate Investment Trusts (REITs) 2.6%
ProLogis	78,104	848,209
Ventas, Inc.	19,036	965,506

Total Real Estate Investment Trusts (REITs)		1,813,715

Real Estate Management & Development 1.0%
CB Richard Ellis Group, Inc. — Class A*	42,360	720,120

Total Real Estate Management & Development		720,120

Semiconductors & Semiconductor Equipment 2.6%
Altera Corp.	13,416	371,892
Broadcom Corp. — Class A	22,565	813,017
First Solar, Inc.*	3,467	434,935
NVIDIA Corp.*	16,626	152,793

Total Semiconductors & Semiconductor Equipment		1,772,637

Software 8.3%
Adobe Systems, Inc.*	10,482	301,043
Autodesk, Inc.*	11,405	336,904
BMC Software, Inc.*	8,493	302,181
Citrix Systems, Inc.*	10,154	558,673
McAfee, Inc.*	9,672	320,143
Microsoft Corp.	11,498	296,763
Oracle Corp.	18,134	428,688
Red Hat, Inc.*	46,596	1,498,061
Salesforce.com, Inc.*	17,108	1,692,837

Total Software		5,735,293

Specialty Retail 7.3%
Abercrombie & Fitch Co. — Class A	12,144	448,599
AutoZone, Inc.*	2,061	436,046
Bed Bath & Beyond, Inc.*	11,262	426,605
Best Buy Co., Inc.	18,862	653,757
CarMax, Inc.*	25,211	531,952
O’Reilly Automotive, Inc.*	9,651	475,601
Ross Stores, Inc.	9,375	493,687
Tiffany & Co.	13,980	588,139
TJX Cos., Inc.	7,867	326,638
Urban Outfitters, Inc.*	19,364	622,746

Total Specialty Retail		5,003,770

Textiles, Apparel & Luxury Goods 1.8%
Coach, Inc.	23,047	852,048
Polo Ralph Lauren Corp.	5,200	410,852

Total Textiles, Apparel & Luxury Goods		1,262,900

Thrifts & Mortgage Finance 0.5%
Hudson City Bancorp, Inc.	28,954	359,609

Total Thrifts & Mortgage Finance		359,609

Trading Companies & Distributors 0.4%
W.W. Grainger, Inc.	2,502	280,249

Total Trading Companies & Distributors		280,249

Total Common Stocks (Cost $69,023,606)		69,002,797

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	66,405	66,405

Total Short Term Investments (Cost $66,405)		66,405

Total Investments 100.0%(a) (Cost $69,090,011)		69,069,202

Other Assets in Excess of Liabilities — 0.0%(b)		3,233

Net Assets — 100.0%		$69,072,435

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

2

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.7%

Airlines 2.3%
Alaska Air Group, Inc.*	10,004	$516,107
JetBlue Airways Corp.*	68,105	437,915

Total Airlines		954,022

Chemicals 3.4%
Ashland, Inc.	20,792	1,057,273
Cytec Industries, Inc.	7,598	379,292

Total Chemicals		1,436,565

Commercial Banks 7.0%
Associated Banc-Corp.	58,555	795,762
Cathay General Bancorp	120,730	1,419,785
Synovus Financial Corp.	178,705	468,207
Wilmington Trust Corp.	24,412	247,538

Total Commercial Banks		2,931,292

Commercial Services & Supplies 0.7%
Brink’s Co.(The)	13,300	291,270

Total Commercial Services & Supplies		291,270

Computers & Peripherals 2.1%
Diebold, Inc.	8,980	257,008
NCR Corp.*	45,808	627,569

Total Computers & Peripherals		884,577

Construction & Engineering 6.1%
Aecom Technology Corp.*	12,870	310,682
Granite Construction, Inc.	13,184	306,528
KBR, Inc.	37,108	830,477
Shaw Group, Inc.(The)*	14,074	450,931
URS Corp.*	15,654	632,265

Total Construction & Engineering		2,530,883

Diversified Consumer Services 1.8%
Regis Corp.	50,510	769,267

Total Diversified Consumer Services		769,267

Electric Utilities 4.5%
Great Plains Energy, Inc.	19,100	342,654
Hawaiian Electric Industries, Inc.	16,080	378,684
NV Energy, Inc.	34,208	434,442
PNM Resources, Inc.	35,716	422,520
Westar Energy, Inc.	11,836	282,644

Total Electric Utilities		1,860,944

Electronic Equipment, Instruments & Components 5.8%
Arrow Electronics, Inc.*	24,272	601,703
Avnet, Inc.*	11,365	285,830
Ingram Micro, Inc. — Class A*	45,184	746,892
Tech Data Corp.*	20,454	809,160

Total Electronic Equipment, Instruments & Components		2,443,585

Energy Equipment & Services 0.7%
Patterson-UTI Energy, Inc.	17,520	287,854

Total Energy Equipment & Services		287,854

Food & Staples Retailing 4.2%
BJ’s Wholesale Club, Inc.*	23,614	1,075,618
Ruddick Corp.	18,888	669,579

Total Food & Staples Retailing		1,745,197

Food Products 3.4%
Corn Products International, Inc.	12,252	408,482
Ralcorp Holdings, Inc.*	4,268	249,251
Smithfield Foods, Inc.*	52,874	753,454

Total Food Products		1,411,187

Gas Utilities 2.7%
Atmos Energy Corp.	14,122	409,538
UGI Corp.	15,166	408,875
WGL Holdings, Inc.	8,294	299,248

Total Gas Utilities		1,117,661

Health Care Providers & Services 9.3%
Health Net, Inc.*	38,466	905,874
Kindred Healthcare, Inc.*	85,922	1,142,763
LifePoint Hospitals, Inc.*	15,432	477,003
Omnicare, Inc.	27,442	675,896
Owens & Minor, Inc.	25,620	696,608

Total Health Care Providers & Services		3,898,144

Hotels, Restaurants & Leisure 2.7%
Bob Evans Farms, Inc.	12,078	316,685
Boyd Gaming Corp.*	54,495	461,028
Brinker International, Inc.	21,642	340,212

Total Hotels, Restaurants & Leisure		1,117,925

Independent Power Producers & Energy Traders 0.9%
Dynegy, Inc.*	104,486	370,925

Total Independent Power Producers & Energy Traders		370,925

Insurance 6.3%
American Financial Group, Inc.	13,822	407,334
Hanover Insurance Group, Inc.(The)	5,626	246,588
HCC Insurance Holdings, Inc.	7,984	208,542
Old Republic International Corp.	24,634	308,171
Protective Life Corp.	13,296	299,027
Reinsurance Group of America, Inc.	7,172	344,113
StanCorp Financial Group, Inc.	6,834	257,573
Unitrin, Inc.	20,458	568,528

Total Insurance		2,639,876

IT Services 2.2%
Convergys Corp.*	22,546	251,839
CoreLogic, Inc.	19,796	396,514
SRA International, Inc. — Class A*	12,580	279,527

Total IT Services		927,880

Machinery 7.3%
AGCO Corp.*	17,892	621,926
Terex Corp.*	51,397	1,014,577
Timken Co.	17,220	578,936
Trinity Industries, Inc.	40,687	828,794

Total Machinery		3,044,233

Marine 0.8%
Alexander & Baldwin, Inc.	9,420	316,041

Total Marine		316,041

Media 1.4%
Harte-Hanks, Inc.	24,047	271,250
Scholastic Corp.	12,310	311,813

Total Media		583,063

Metals & Mining 2.3%
Commercial Metals Co.	39,356	566,333
Worthington Industries, Inc.	27,053	387,669

Total Metals & Mining		954,002

Multi-Utilities 1.6%
Alliant Energy Corp.	10,314	356,452
Black Hills Corp.	9,574	305,602

Total Multi-Utilities		662,054

Multiline Retail 1.9%
Saks, Inc.*	97,744	802,478

Total Multiline Retail		802,478

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2010

		Market
	Shares	Value

Oil, Gas & Consumable Fuels 5.2%
Frontier Oil Corp.	82,152	$1,009,648
Overseas Shipholding Group, Inc.	18,544	727,481
Patriot Coal Corp.*	36,282	437,561

Total Oil, Gas & Consumable Fuels		2,174,690

Professional Services 1.7%
Manpower, Inc.	14,828	711,448

Total Professional Services		711,448

Real Estate Investment Trusts (REITs) 0.7%
Hospitality Properties Trust	14,750	301,638

Total Real Estate Investment Trusts (REITs)		301,638

Road & Rail 1.1%
Con-way, Inc.	13,184	444,169

Total Road & Rail		444,169

Specialty Retail 6.0%
Barnes & Noble, Inc.	35,044	454,521
Coldwater Creek, Inc.*	71,725	281,162
Foot Locker, Inc.	81,684	1,110,085
Rent-A-Center, Inc.*	30,298	666,253

Total Specialty Retail		2,512,021

Thrifts & Mortgage Finance 1.2%
Astoria Financial Corp.	38,848	514,348

Total Thrifts & Mortgage Finance		514,348

Tobacco 1.0%
Universal Corp.	9,632	427,179

Total Tobacco		427,179

Trading Companies & Distributors 0.5%
GATX Corp.	7,278	205,676

Total Trading Companies & Distributors		205,676

Wireless Telecommunication Services 0.9%
Telephone & Data Systems, Inc.	11,334	386,830

Total Wireless Telecommunication Services		386,830

Total Common Stocks (Cost $45,507,956)		41,658,924

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	104,219	104,219

Total Short Term Investments (Cost $104,219)		104,219

Total Investments 100.0%(a) (Cost $45,612,175)		41,763,143

Other Assets in Excess of Liabilities — 0.0%(b)		12,376

Net Assets — 100.0%		$41,775,519

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

2

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 1.4%
BE Aerospace, Inc.*	82,588	$2,428,087

Total Aerospace & Defense		2,428,087

Auto Components 0.6%
Gentex Corp.	53,482	1,030,598

Total Auto Components		1,030,598

Beverages 1.1%
Hansen Natural Corp.*	44,304	1,855,895

Total Beverages		1,855,895

Biotechnology 1.2%
United Therapeutics Corp.*	44,824	2,191,445

Total Biotechnology		2,191,445

Capital Markets 1.6%
Affiliated Managers Group, Inc.*	17,787	1,259,853
Waddell & Reed Financial, Inc. — Class A	62,571	1,491,067

Total Capital Markets		2,750,920

Chemicals 2.7%
Lubrizol Corp.	14,088	1,317,087
NewMarket Corp.	31,916	3,421,076

Total Chemicals		4,738,163

Communications Equipment 4.1%
CommScope, Inc.*	94,227	1,916,577
F5 Networks, Inc.*	36,115	3,171,981
Polycom, Inc.*	68,530	2,033,970

Total Communications Equipment		7,122,528

Consumer Finance 1.0%
AmeriCredit Corp.*	70,590	1,701,925

Total Consumer Finance		1,701,925

Containers & Packaging 0.7%
Greif, Inc. — Class A	19,497	1,162,606

Total Containers & Packaging		1,162,606

Distributors 1.4%
LKQ Corp.*	124,013	2,452,977

Total Distributors		2,452,977

Diversified Consumer Services 1.6%
ITT Educational Services, Inc.*	9,399	758,875
Sotheby’s	45,454	1,233,167
Strayer Education, Inc.	3,630	869,022

Total Diversified Consumer Services		2,861,064

Diversified Financial Services 0.7%
MSCI, Inc. — Class A*	39,984	1,290,284

Total Diversified Financial Services		1,290,284

Diversified Telecommunication Services 1.0%
tw telecom, Inc.*	90,607	1,714,284

Total Diversified Telecommunication Services		1,714,284

Electrical Equipment 1.7%
AMETEK, Inc.	21,887	968,937
Thomas & Betts Corp.*	51,673	2,048,318

Total Electrical Equipment		3,017,255

Electronic Equipment, Instruments & Components 1.0%
Itron, Inc.*	25,817	1,679,912

Total Electronic Equipment, Instruments & Components		1,679,912

Energy Equipment & Services 4.1%
Atwood Oceanics, Inc.*	88,027	2,394,334
Oceaneering International, Inc.*	51,322	2,539,413
Superior Energy Services, Inc.*	96,466	2,198,460

Total Energy Equipment & Services		7,132,207

Food Products 3.0%
Green Mountain Coffee Roasters, Inc.*	169,256	5,211,392

Total Food Products		5,211,392

Health Care Equipment & Supplies 3.4%
Edwards Lifesciences Corp.*	19,247	1,112,477
Idexx Laboratories, Inc.*	31,715	1,862,939
Kinetic Concepts, Inc.*	30,876	1,096,407
Masimo Corp.	44,074	1,017,228
ResMed, Inc.*	13,209	867,699

Total Health Care Equipment & Supplies		5,956,750

Health Care Providers & Services 5.2%
Community Health Systems, Inc.*	106,955	3,468,551
Lincare Holdings, Inc.	66,810	1,587,405
MEDNAX, Inc.*	36,125	1,703,294
WellCare Health Plans, Inc.*	91,047	2,348,102

Total Health Care Providers & Services		9,107,352

Hotels, Restaurants & Leisure 8.0%
Bally Technologies, Inc.*	65,171	2,105,023
Cheesecake Factory, Inc.(The)*	135,981	3,187,395
Chipotle Mexican Grill, Inc. — Class A*	19,097	2,824,446
Life Time Fitness, Inc.*	66,680	2,424,485
Panera Bread Co. — Class A*	29,406	2,299,843
WMS Industries, Inc.*	28,616	1,102,002

Total Hotels, Restaurants & Leisure		13,943,194

Household Durables 1.2%
Tupperware Brands Corp.	52,412	2,064,509

Total Household Durables		2,064,509

Internet & Catalog Retail 3.1%
NetFlix, Inc.*	52,663	5,400,591

Total Internet & Catalog Retail		5,400,591

Internet Software & Services 2.1%
Equinix, Inc.*	29,446	2,753,495
ValueClick, Inc.*	92,966	1,017,978

Total Internet Software & Services		3,771,473

IT Services 2.3%
Alliance Data Systems Corp.*	14,098	810,353
Broadridge Financial Solutions, Inc.	30,716	623,535
Gartner, Inc.*	41,484	1,044,152
Global Payments, Inc.	24,317	917,481
NeuStar, Inc. — Class A*	29,566	686,818

Total IT Services		4,082,339

Life Sciences Tools & Services 0.9%
Covance, Inc.*	13,488	522,795
Mettler Toledo International, Inc.*	9,269	1,082,619

Total Life Sciences Tools & Services		1,605,414

Machinery 6.2%
Bucyrus International, Inc. — Class A	70,240	4,370,333
Gardner Denver, Inc.	28,526	1,448,265
Joy Global, Inc.	43,844	2,603,018
Nordson Corp.	11,508	725,580
Oshkosh Corp.*	19,877	683,371
Valmont Industries, Inc.	14,298	1,015,873

Total Machinery		10,846,440

Marine 0.7%
Kirby Corp.*	30,756	1,182,261

Total Marine		1,182,261

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2010

		Market
	Shares	Value

Media 1.1%
DreamWorks Animation SKG, Inc. — Class A*	30,265	$943,057
Lamar Advertising Co. — Class A*	39,065	1,068,428

Total Media		2,011,485

Metals & Mining 2.9%
Reliance Steel & Aluminum Co.	70,480	2,768,455
Steel Dynamics, Inc.	162,366	2,325,081

Total Metals & Mining		5,093,536

Multiline Retail 0.6%
Dollar Tree, Inc.*	24,477	1,084,821

Total Multiline Retail		1,084,821

Oil, Gas & Consumable Fuels 2.9%
Bill Barrett Corp.*	68,350	2,418,223
Plains Exploration & Production Co.*	25,707	579,693
Quicksilver Resources, Inc.*	171,375	2,157,611

Total Oil, Gas & Consumable Fuels		5,155,527

Personal Products 1.7%
NBTY, Inc.*	55,772	3,005,553

Total Personal Products		3,005,553

Pharmaceuticals 0.6%
Medicis Pharmaceutical Corp. — Class A	42,634	1,080,772

Total Pharmaceuticals		1,080,772

Professional Services 0.5%
FTI Consulting, Inc.*	24,446	864,166

Total Professional Services		864,166

Real Estate Investment Trusts (REITs) 1.6%
SL Green Realty Corp.	48,223	2,904,954

Total Real Estate Investment Trusts (REITs)		2,904,954

Real Estate Management & Development 2.1%
Jones Lang LaSalle, Inc.	46,563	3,606,770

Total Real Estate Management & Development		3,606,770

Semiconductors & Semiconductor Equipment 2.9%
Cree, Inc.*	31,145	2,206,312
Semtech Corp.*	44,564	774,522
Silicon Laboratories, Inc.*	16,608	665,150
Skyworks Solutions, Inc.*	83,000	1,454,990

Total Semiconductors & Semiconductor Equipment		5,100,974

Software 8.7%
Advent Software, Inc.*	47,573	2,438,592
Ansys, Inc.*	44,693	2,008,950
Factset Research Systems, Inc.	23,717	1,778,775
Informatica Corp.*	63,651	1,917,805
MICROS Systems, Inc.*	26,356	943,018
Rovi Corp.*	40,074	1,783,293
Solera Holdings, Inc.	69,470	2,638,471
TIBCO Software, Inc.*	130,022	1,763,098

Total Software		15,272,002

Specialty Retail 7.9%
Aeropostale, Inc.*	132,241	3,759,612
Chico’s FAS, Inc.	98,856	926,281
Collective Brands, Inc.*	77,659	1,244,097
Dress Barn, Inc.(The)*	76,419	1,887,549
Guess?, Inc.	83,878	2,994,444
J. Crew Group, Inc.*	46,174	1,645,180
Williams-Sonoma, Inc.	54,032	1,443,195

Total Specialty Retail		13,900,358

Textiles, Apparel & Luxury Goods 3.6%
Fossil, Inc.*	62,242	2,464,783
Under Armour, Inc. — Class A*	54,152	2,033,949
Warnaco Group, Inc.*	42,484	1,774,557

Total Textiles, Apparel & Luxury Goods		6,273,289

Wireless Telecommunication Services 0.8%
Syniverse Holdings, Inc.*	61,031	1,362,822

Total Wireless Telecommunication Services		1,362,822

Total Common Stocks (Cost $177,527,055)		175,018,894

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	111,743	111,743

Total Short Term Investments (Cost $111,743)		111,743

Total Investments 100.0%(a) (Cost $177,638,798)		175,130,637

Liabilities in Excess of Other Assets — 0.0%(b)		(30,815)

Net Assets — 100.0%		$175,099,822

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

2

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 1.4%
AAR Corp.*	19,080	$320,544
Ceradyne, Inc.*	31,020	721,215
Moog, Inc.-Class A*	10,740	384,599

Total Aerospace & Defense		1,426,358

Airlines 0.9%
SkyWest, Inc.	69,390	863,905

Total Airlines		863,905

Auto Components 1.0%
Standard Motor Products, Inc.	73,740	722,652
Superior Industries International, Inc.	22,570	324,782

Total Auto Components		1,047,434

Building Products 3.3%
Apogee Enterprises, Inc.	30,480	343,205
Gibraltar Industries, Inc.*	42,650	460,193
Griffon Corp.*	32,670	443,005
NCI Building Systems, Inc.*	178,231	1,687,848
Universal Forest Products, Inc.	11,910	368,853

Total Building Products		3,303,104

Capital Markets 1.0%
LaBranche & Co., Inc.*	201,271	762,817
SWS Group, Inc.	24,220	211,198

Total Capital Markets		974,015

Chemicals 1.7%
A. Schulman, Inc.	26,980	528,538
OM Group, Inc.*	16,330	440,910
Penford Corp.*	37,130	205,700
Quaker Chemical Corp.	16,180	570,507

Total Chemicals		1,745,655

Commercial Banks 9.0%
East West Bancorp, Inc.	22,200	346,098
First BanCorp.*	639,142	361,115
First Commonwealth Financial Corp.	155,261	822,883
First Midwest Bancorp, Inc.	36,580	460,176
Hanmi Financial Corp.*	625,052	881,323
National Penn Bancshares, Inc.	139,791	931,008
Pinnacle Financial Partners, Inc.*	55,140	556,363
South Financial Group, Inc.*	1,026,494	284,955
Sterling Bancorp	39,890	389,326
Sterling Bancshares, Inc.	90,310	468,709
Susquehanna Bancshares, Inc.	161,151	1,393,956
Umpqua Holdings Corp.	44,870	562,221
United Community Banks, Inc.*	161,611	500,994
Whitney Holding Corp.	99,680	809,402
Wintrust Financial Corp.	10,480	326,138

Total Commercial Banks		9,094,667

Commercial Services & Supplies 3.6%
ABM Industries, Inc.	30,090	652,953
Bowne & Co., Inc.	110,690	1,251,904
Standard Register Co.(The)	115,460	383,327
United Stationers, Inc.*	10,290	557,204
Viad Corp.	39,550	787,045

Total Commercial Services & Supplies		3,632,433

Communications Equipment 1.5%
Black Box Corp.	19,870	604,843
Digi International, Inc.*	29,450	244,729
EMS Technologies, Inc.*	39,690	660,442

Total Communications Equipment		1,510,014

Construction & Engineering 1.8%
Comfort Systems USA, Inc.	37,060	422,855
Dycom Industries, Inc.*	72,650	657,482
EMCOR Group, Inc.*	29,490	767,035

Total Construction & Engineering		1,847,372

Consumer Finance 0.5%
Rewards Network, Inc.	34,390	477,677

Total Consumer Finance		477,677

Containers & Packaging 0.2%
Myers Industries, Inc.	28,760	227,492

Total Containers & Packaging		227,492

Distributors 0.7%
Audiovox Corp. — Class A*	100,020	745,149

Total Distributors		745,149

Diversified Financial Services 0.5%
Interactive Brokers Group, Inc.-Class A*	32,290	534,400

Total Diversified Financial Services		534,400

Electric Utilities 0.3%
Central Vermont Public Service Corp.	15,540	330,070

Total Electric Utilities		330,070

Electrical Equipment 0.4%
Encore Wire Corp.	19,350	411,768

Total Electrical Equipment		411,768

Electronic Equipment, Instruments & Components 3.2%
CTS Corp.	42,530	397,655
Gerber Scientific, Inc.*	197,901	1,135,952
Insight Enterprises, Inc.*	28,990	422,384
Scansource, Inc.*	18,470	509,403
SYNNEX Corp.*	30,620	808,062

Total Electronic Equipment, Instruments & Components		3,273,456

Energy Equipment & Services 3.3%
Basic Energy Services, Inc.*	181,781	1,703,288
Bristow Group, Inc.*	7,000	234,010
Matrix Service Co.*	58,360	565,508
Pioneer Drilling Co.*	42,250	279,695
Seahawk Drilling, Inc.*	57,270	568,691

Total Energy Equipment & Services		3,351,192

Food & Staples Retailing 2.8%
Casey’s General Stores, Inc.	7,790	297,968
Great Atlantic & Pacific Tea Co., Inc.*	38,570	133,452
Nash Finch Co.	26,400	1,038,048
Spartan Stores, Inc.	64,520	926,507
United Natural Foods, Inc.*	13,050	440,176

Total Food & Staples Retailing		2,836,151

Gas Utilities 1.0%
Laclede Group, Inc.	12,980	453,521
New Jersey Resources Corp.	6,590	246,005
Southwest Gas Corp.	10,210	328,456

Total Gas Utilities		1,027,982

Health Care Equipment & Supplies 1.4%
Osteotech, Inc.*	286,361	1,085,308
Symmetry Medical, Inc.*	30,730	299,003

Total Health Care Equipment & Supplies		1,384,311

Health Care Providers & Services 6.5%
AMERIGROUP Corp.*	17,710	633,310
AMN Healthcare Services, Inc.*	120,790	727,156
Centene Corp.*	34,770	740,949
Gentiva Health Services, Inc.*	11,100	228,993
Healthspring, Inc.*	23,640	444,432

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2010

		Market
	Shares	Value

MedCath Corp.*	120,820	$1,070,465
Molina Healthcare, Inc.*	47,520	1,416,571
PharMerica Corp.*	42,970	561,188
Res-Care, Inc.*	77,860	764,585

Total Health Care Providers & Services		6,587,649

Hotels, Restaurants & Leisure 3.3%
Landry’s Restaurants, Inc.*	28,400	695,516
O’Charleys, Inc.*	55,190	384,674
Red Robin Gourmet Burgers, Inc.*	50,550	1,078,737
Ruby Tuesday, Inc.*	112,490	1,149,648

Total Hotels, Restaurants & Leisure		3,308,575

Household Durables 0.6%
Blyth, Inc.	16,010	633,195

Total Household Durables		633,195

Household Products 0.6%
Central Garden & Pet Co. — Class A*	59,050	596,995

Total Household Products		596,995

Industrial Conglomerates 0.8%
Standex International Corp.	16,170	485,424
Tredegar Corp.	17,290	298,425

Total Industrial Conglomerates		783,849

Insurance 4.0%
Horace Mann Educators Corp.	30,110	506,450
National Financial Partners Corp.*	140,351	1,505,966
Presidential Life Corp.	38,250	375,232
Safety Insurance Group, Inc.	7,370	288,904
Selective Insurance Group, Inc.	27,220	423,543
Stewart Information Services Corp.	54,640	545,854
United Fire & Casualty Co.	18,740	401,786

Total Insurance		4,047,735

IT Services 2.3%
Ciber, Inc.*	498,252	1,659,179
Heartland Payment Systems, Inc.	44,080	695,583

Total IT Services		2,354,762

Leisure Equipment & Products 3.9%
Arctic Cat, Inc.*	133,561	1,328,932
Callaway Golf Co.	93,770	632,948
JAKKS Pacific, Inc.*	99,030	1,562,693
Nautilus, Inc.*	222,481	440,512

Total Leisure Equipment & Products		3,965,085

Life Sciences Tools & Services 0.4%
Kendle International, Inc.*	36,350	447,469

Total Life Sciences Tools & Services		447,469

Machinery 4.2%
Astec Industries, Inc.*	10,560	331,056
Briggs & Stratton Corp.	13,670	259,320
Cascade Corp.	12,810	488,958
EnPro Industries, Inc.*	20,170	604,091
Federal Signal Corp.	155,621	927,501
Lydall, Inc.*	161,861	1,157,306
Mueller Industries, Inc.	20,450	505,524

Total Machinery		4,273,756

Media 0.4%
Live Nation, Inc.*	41,600	383,968

Total Media		383,968

Metals & Mining 2.2%
AM Castle & Co.*	67,440	996,089
Century Aluminum Co.*	46,550	485,516
Olympic Steel, Inc.	28,820	732,893

Total Metals & Mining		2,214,498

Multi-Utilities 0.3%
CH Energy Group, Inc.	6,980	291,764

Total Multi-Utilities		291,764

Multiline Retail 3.5%
Fred’s, Inc. — Class A	97,720	1,059,285
Tuesday Morning Corp.*	567,542	2,474,483

Total Multiline Retail		3,533,768

Oil, Gas & Consumable Fuels 2.8%
Penn Virginia Corp.	28,850	548,150
Petroleum Development Corp.*	57,180	1,666,225
World Fuel Services Corp.	25,190	656,200

Total Oil, Gas & Consumable Fuels		2,870,575

Personal Products 0.6%
Mannatech, Inc.*	226,291	615,512

Total Personal Products		615,512

Professional Services 5.2%
CDI Corp.	84,360	1,417,248
Kelly Services, Inc. — Class A*	93,660	1,386,168
School Specialty, Inc.*	24,030	460,655
SFN Group, Inc.*	100,210	750,573
Volt Information Sciences, Inc.*	137,191	1,225,116

Total Professional Services		5,239,760

Real Estate Investment Trusts (REITs) 3.9%
Cedar Shopping Centers, Inc.	72,960	452,352
Colonial Properties Trust	26,550	427,986
Kite Realty Group Trust	244,561	1,134,763
Lexington Realty Trust	126,250	811,787
Pennsylvania Real Estate Investment Trust	94,610	1,162,757

Total Real Estate Investment Trusts (REITs)		3,989,645

Road & Rail 0.4%
Arkansas Best Corp.	20,010	451,626

Total Road & Rail		451,626

Specialty Retail 6.8%
Brown Shoe Co., Inc.	48,340	706,731
Cabela’s, Inc.*	59,340	925,111
Christopher & Banks Corp.	62,280	460,249
Finish Line, Inc. — Class A	43,800	626,778
Group 1 Automotive, Inc.*	32,210	892,861
Haverty Furniture Cos., Inc.	30,890	374,387
Hot Topic, Inc.	107,880	570,685
Lithia Motors, Inc. — Class A	54,800	482,240
MarineMax, Inc.*	47,380	360,088
PEP Boys-Manny Moe & Jack	91,130	874,848
Stage Stores, Inc.	33,700	370,700
Zale Corp.*	175,321	308,565

Total Specialty Retail		6,953,243

Textiles, Apparel & Luxury Goods 6.4%
K-Swiss, Inc. — Class A*	26,050	311,297
Movado Group, Inc.*	62,120	705,683
Perry Ellis International, Inc.*	62,290	1,394,673
Quiksilver, Inc.*	917,363	4,100,613

Total Textiles, Apparel & Luxury Goods		6,512,266

Tobacco 0.7%
Alliance One International, Inc.*	196,601	741,186

Total Tobacco		741,186

Trading Companies & Distributors 0.6%
Lawson Products, Inc.	32,190	573,304

Total Trading Companies & Distributors		573,304

Total Common Stocks (Cost $117,207,464)		101,414,790

2

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2010

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	84,732	$84,732

Total Short Term Investments (Cost $84,732)		84,732

Total Investments 100.0%(a) (Cost $117,292,196)		101,499,522

Other Assets in Excess of Liabilities — 0.0%(b)		2,198

Net Assets — 100.0%		$101,501,720

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

3

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 1.1%
GenCorp, Inc.*	13,580	$71,431
Stanley, Inc.*	2,760	103,086

Total Aerospace & Defense		174,517

Airlines 0.5%
Allegiant Travel Co.	1,670	74,131

Total Airlines		74,131

Beverages 0.7%
Boston Beer Co., Inc. — Class A*	1,640	113,750

Total Beverages		113,750

Biotechnology 1.3%
Cubist Pharmaceuticals, Inc.*	3,860	83,299
Regeneron Pharmaceuticals, Inc.*	5,160	124,820

Total Biotechnology		208,119

Building Products 0.3%
AAON, Inc.	2,080	51,709

Total Building Products		51,709

Capital Markets 1.4%
optionsXpress Holdings, Inc.*	6,290	98,124
Stifel Financial Corp.*	1,850	85,729
TradeStation Group, Inc.*	5,660	36,167

Total Capital Markets		220,020

Chemicals 0.7%
Balchem Corp.	4,470	118,232

Total Chemicals		118,232

Commercial Banks 0.5%
Signature Bank*	2,240	86,106

Total Commercial Banks		86,106

Commercial Services & Supplies 0.4%
SYKES Enterprises, Inc.*	2,430	38,515
Tetra Tech, Inc.*	1,350	28,310

Total Commercial Services & Supplies		66,825

Communications Equipment 1.5%
Blue Coat Systems, Inc.*	7,210	157,899
NETGEAR, Inc.*	3,110	74,640

Total Communications Equipment		232,539

Computers & Peripherals 2.6%
Compellent Technologies, Inc.*	7,140	95,747
Novatel Wireless, Inc.*	17,670	118,389
Stratasys, Inc.*	3,190	72,445
Synaptics, Inc.*	3,900	122,070

Total Computers & Peripherals		408,651

Consumer Finance 1.8%
Cash America International, Inc.	2,080	69,680
First Cash Financial Services, Inc.*	3,230	77,455
World Acceptance Corp.*	3,330	137,962

Total Consumer Finance		285,097

Diversified Consumer Services 1.5%
Capella Education Co.*	760	70,619
Coinstar, Inc.*	3,710	168,805

Total Diversified Consumer Services		239,424

Diversified Financial Services 0.8%
Portfolio Recovery Associates, Inc.*	1,830	127,514

Total Diversified Financial Services		127,514

Diversified Telecommunication Services 0.4%
Cbeyond, Inc.*	4,570	69,601

Total Diversified Telecommunication Services		69,601

Electrical Equipment 2.1%
AZZ, Inc.	3,490	151,920
Baldor Electric Co.	4,480	171,225

Total Electrical Equipment		323,145

Electronic Equipment, Instruments & Components 1.6%
FARO Technologies, Inc.*	1,880	38,672
Mercury Computer Systems, Inc.*	6,290	83,028
TTM Technologies, Inc.*	12,010	123,102

Total Electronic Equipment, Instruments & Components		244,802

Energy Equipment & Services 5.7%
CARBO Ceramics, Inc.	700	56,140
Dril-Quip, Inc.*	2,520	131,746
Gulf Island Fabrication, Inc.	5,350	96,086
Hornbeck Offshore Services, Inc.*	5,540	93,238
Lufkin Industries, Inc.	1,310	53,854
Oil States International, Inc.*	3,680	169,059
Superior Well Services, Inc.*	8,470	157,288
TETRA Technologies, Inc.*	13,870	144,525

Total Energy Equipment & Services		901,936

Food & Staples Retailing 1.3%
Andersons, Inc.(The)	5,970	205,189

Total Food & Staples Retailing		205,189

Food Products 3.7%
Cal-Maine Foods, Inc.	3,210	101,404
Calavo Growers, Inc.	4,100	86,592
Darling International, Inc.*	17,110	139,618
Sanderson Farms, Inc.	1,850	86,487
TreeHouse Foods, Inc.*	3,370	160,715

Total Food Products		574,816

Health Care Equipment & Supplies 5.6%
Abaxis, Inc.*	2,710	54,335
Align Technology, Inc.*	6,750	117,112
American Medical Systems Holdings, Inc.*	7,350	164,346
Cantel Medical Corp.	3,570	56,692
Cooper Cos., Inc.(The)	2,850	110,751
Integra LifeSciences Holdings Corp.*	2,370	85,628
Micrus Endovascular Corp.*	4,150	96,529
Natus Medical, Inc.*	6,210	91,163
Neogen Corp.*	1,930	57,630
Zoll Medical Corp.*	1,480	39,161

Total Health Care Equipment & Supplies		873,347

Health Care Providers & Services 7.1%
Air Methods Corp.*	2,830	89,853
Almost Family, Inc.*	1,200	31,536
Amedisys, Inc.*	1,990	52,277
Bio-Reference Labs, Inc.*	3,350	70,250
Catalyst Health Solutions, Inc.*	3,460	119,647
Genoptix, Inc.*	2,780	48,038
Healthways, Inc.*	8,220	117,053
HMS Holdings Corp.*	2,590	145,869
IPC The Hospitalist Co., Inc.*	4,510	116,132
LHC Group, Inc.*	2,130	48,969
Odyssey HealthCare, Inc.*	7,000	187,320
RehabCare Group, Inc.*	3,970	84,124

Total Health Care Providers & Services		1,111,068

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2010

		Market
	Shares	Value

Health Care Technology 0.9%
Quality Systems, Inc.	2,490	$136,751

Total Health Care Technology		136,751

Hotels, Restaurants & Leisure 6.9%
BJ’s Restaurants, Inc.*	6,050	154,275
Buffalo Wild Wings, Inc.*	3,200	136,448
California Pizza Kitchen, Inc.*	6,130	109,972
CEC Entertainment, Inc.*	3,200	111,136
Cracker Barrel Old Country Store, Inc.	3,160	154,777
Interval Leisure Group, Inc.*	4,280	59,535
P.F. Chang’s China Bistro, Inc.	2,600	107,640
Peet’s Coffee & Tea, Inc.*	2,190	88,979
Texas Roadhouse, Inc.*	11,550	155,694

Total Hotels, Restaurants & Leisure		1,078,456

Household Durables 1.0%
National Presto Industries, Inc.	1,230	125,448
Universal Electronics, Inc.*	2,150	37,754

Total Household Durables		163,202

Insurance 0.9%
eHealth, Inc.*	6,810	75,591
Tower Group, Inc.	3,250	70,037

Total Insurance		145,628

Internet & Catalog Retail 2.6%
Blue Nile, Inc.*	2,570	130,813
HSN, Inc.*	4,440	130,536
NutriSystem, Inc.	4,940	96,626
Stamps.com, Inc.*	4,050	44,307

Total Internet & Catalog Retail		402,282

Internet Software & Services 3.3%
comScore, Inc.*	8,920	176,705
DealerTrack Holdings, Inc.*	3,980	62,128
j2 Global Communications, Inc.*	3,100	72,943
Knot, Inc.(The)*	3,420	28,147
Perficient, Inc.*	20,370	176,200

Total Internet Software & Services		516,123

IT Services 2.6%
CSG Systems International, Inc.*	4,090	77,137
MAXIMUS, Inc.	830	49,958
TeleTech Holdings, Inc.*	5,290	73,531
Wright Express Corp.*	5,890	206,091

Total IT Services		406,717

Leisure Equipment & Products 1.3%
Polaris Industries, Inc.	1,100	65,670
Sturm Ruger & Co., Inc.	9,400	131,600

Total Leisure Equipment & Products		197,270

Life Sciences Tools & Services 0.7%
Dionex Corp.*	680	51,340
Enzo Biochem, Inc.*	11,710	53,866

Total Life Sciences Tools & Services		105,206

Media 2.0%
Arbitron, Inc.	1,820	52,598
Dolan Media Co.*	22,350	261,271

Total Media		313,869

Metals & Mining 0.4%
AMCOL International Corp.	2,010	60,220

Total Metals & Mining		60,220

Oil, Gas & Consumable Fuels 0.5%
SM Energy Co.	2,030	84,083

Total Oil, Gas & Consumable Fuels		84,083

Paper & Forest Products 0.5%
Schweitzer-Mauduit International, Inc.	1,360	71,985

Total Paper & Forest Products		71,985

Personal Products 1.5%
Medifast, Inc.*	7,700	232,848

Total Personal Products		232,848

Pharmaceuticals 2.1%
Hi-Tech Pharmacal Co., Inc.*	6,700	117,786
Par Pharmaceutical Cos., Inc.*	2,900	76,560
Salix Pharmaceuticals Ltd.*	3,370	142,922

Total Pharmaceuticals		337,268

Professional Services 0.3%
Heidrick & Struggles International, Inc.	2,300	46,230

Total Professional Services		46,230

Real Estate Investment Trusts (REITs) 1.7%
Acadia Realty Trust	3,030	56,176
DiamondRock Hospitality Co.*	12,090	112,195
Medical Properties Trust, Inc.	9,610	95,524

Total Real Estate Investment Trusts (REITs)		263,895

Real Estate Management & Development 0.4%
Forestar Real Estate Group, Inc.*	3,850	62,024

Total Real Estate Management & Development		62,024

Semiconductors & Semiconductor Equipment 5.6%
Cymer, Inc.*	1,210	40,269
Diodes, Inc.*	8,250	145,860
Hittite Microwave Corp.*	2,650	121,794
Kopin Corp.*	16,560	62,431
Pericom Semiconductor Corp.*	5,680	51,915
Sigma Designs, Inc.*	10,050	102,912
Tessera Technologies, Inc.*	5,280	89,655
TriQuint Semiconductor, Inc.*	24,600	170,478
Veeco Instruments, Inc.*	2,130	92,229

Total Semiconductors & Semiconductor Equipment		877,543

Software 10.8%
Blackbaud, Inc.	5,100	120,819
Commvault Systems, Inc.*	5,870	108,712
Concur Technologies, Inc.*	2,170	100,428
Ebix, Inc.*	9,750	161,948
Epicor Software Corp.*	9,510	73,607
Interactive Intelligence, Inc.*	8,170	132,191
JDA Software Group, Inc.*	3,420	80,370
Manhattan Associates, Inc.*	3,240	87,026
MicroStrategy, Inc. — Class A*	2,070	171,789
Netscout Systems, Inc.*	9,950	157,708
Radiant Systems, Inc.*	10,930	155,315
Smith Micro Software, Inc.*	12,020	118,157
Taleo Corp. Class A*	3,660	90,036
Tyler Technologies, Inc.*	4,200	69,006
Websense, Inc.*	3,350	62,176

Total Software		1,689,288

Specialty Retail 5.2%
Big 5 Sporting Goods Corp.	5,260	72,272
Buckle, Inc.(The)	2,420	66,671
Gymboree Corp.*	2,320	100,456
Hibbett Sports, Inc.*	2,360	62,469
Jos. A. Bank Clothiers, Inc.*	2,470	144,940
Lumber Liquidators Holdings, Inc.*	7,540	187,143
Monro Muffler, Inc.	1,560	64,022
Zumiez, Inc.*	6,090	111,447

Total Specialty Retail		809,420

Textiles, Apparel & Luxury Goods 5.6%
Crocs, Inc.*	19,100	245,053

2

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2010

		Market
	Shares	Value

Deckers Outdoor Corp.*	3,830	$194,909
Iconix Brand Group, Inc.*	9,960	163,942
True Religion Apparel, Inc.*	6,990	171,814
Volcom, Inc.*	6,150	100,060

Total Textiles, Apparel & Luxury Goods		875,778

Wireless Telecommunication Services 0.5%
NTELOS Holdings Corp.	4,250	79,518

Total Wireless Telecommunication Services		79,518

Total Common Stocks (Cost $14,920,421)		15,666,142

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	13,441	13,441

Total Short Term Investments (Cost $13,441)		13,441

Total Investments 100.0%(a) (Cost $14,933,862)		15,679,583

Liabilities in Excess of Other Assets – 0.0%(b)		(2,966)

Net Assets – 100.0%		$15,676,617

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

3

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.6%

Auto Components 2.4%
Goodyear Tire & Rubber Co.(The)*	26,337	$281,016
Johnson Controls, Inc.	11,081	319,243

Total Auto Components		600,259

Automobiles 2.7%
Ford Motor Co.*	27,917	356,500
Harley-Davidson, Inc.	11,917	324,500

Total Automobiles		681,000

Distributors 1.3%
Genuine Parts Co.	7,663	328,206

Total Distributors		328,206

Diversified Consumer Services 3.7%
Apollo Group, Inc. — Class A*	6,601	304,504
DeVry, Inc.	5,607	301,656
H&R Block, Inc.	20,332	318,806

Total Diversified Consumer Services		924,966

Hotels, Restaurants & Leisure 12.4%
Carnival Corp.	8,973	311,184
Darden Restaurants, Inc.	7,161	299,974
International Game Technology	17,622	268,559
Marriott International, Inc. — Class A	9,055	307,055
McDonald’s Corp.	4,569	318,596
Starbucks Corp.	11,349	282,023
Starwood Hotels & Resorts Worldwide, Inc.	6,647	322,047
Wyndham Worldwide Corp.	13,316	339,958
Wynn Resorts Ltd.	3,761	329,765
Yum! Brands, Inc.	7,527	310,865

Total Hotels, Restaurants & Leisure		3,090,026

Household Durables 11.0%
D.R. Horton, Inc.	29,937	329,906
Fortune Brands, Inc.	7,083	310,802
Harman International Industries, Inc.*	9,423	286,553
Leggett & Platt, Inc.	14,184	295,595
Lennar Corp. — Class A	21,722	320,834
Newell Rubbermaid, Inc.	18,940	293,570
Pulte Homes, Inc.*	33,984	298,380
Stanley Black & Decker, Inc.	5,757	334,021
Whirlpool Corp.	3,164	263,561

Total Household Durables		2,733,222

Internet & Catalog Retail 4.1%
Amazon.com, Inc.*	2,546	300,148
Expedia, Inc.	15,224	345,280
Priceline.com, Inc.*	1,668	374,299

Total Internet & Catalog Retail		1,019,727

Leisure Equipment & Products 3.4%
Eastman Kodak Co.*	60,089	238,553
Hasbro, Inc.	7,457	314,313
Mattel, Inc.	14,214	300,768

Total Leisure Equipment & Products		853,634

Media 20.9%
CBS Corp. — Class B	21,449	317,016
Comcast Corp. — Class A	17,146	333,833
DIRECTV — Class A*	8,523	316,715
Discovery Communications, Inc. — Class A*	8,115	313,320
Gannett Co., Inc.	19,290	254,242
Interpublic Group of Cos., Inc.*	38,327	350,309
McGraw-Hill Cos., Inc.	10,641	326,572
Meredith Corp.	9,069	287,941
New York Times Co. — Class A*	32,708	285,868
News Corp. — Class A	22,889	298,701
Omnicom Group, Inc.	8,387	312,500
Scripps Networks Interactive — Class A	7,031	299,731
Time Warner Cable, Inc.	5,769	329,814
Time Warner, Inc.	9,705	305,319
Viacom, Inc. — Class B	8,969	296,336
Walt Disney Co.(The)	9,113	307,017
Washington Post Co. — Class B	694	291,820

Total Media		5,227,054

Multiline Retail 9.6%
Big Lots, Inc.*	9,105	312,393
Family Dollar Stores, Inc.	8,103	335,059
J.C. Penney Co., Inc.	12,205	300,609
Kohl’s Corp.*	6,069	289,431
Macy’s, Inc.	15,002	279,787
Nordstrom, Inc.	8,215	279,310
Sears Holdings Corp.*	4,168	295,928
Target Corp.	5,931	304,379

Total Multiline Retail		2,396,896

Specialty Retail 23.2%
Abercrombie & Fitch Co. — Class A	9,015	333,014
AutoNation, Inc.*	15,230	372,069
AutoZone, Inc.*	1,636	346,128
Bed Bath & Beyond, Inc.*	7,469	282,926
Best Buy Co., Inc.	8,459	293,189
CarMax, Inc.*	14,296	301,646
GameStop Corp. — Class A*	16,692	334,675
Gap, Inc.(The)	14,974	271,179
Home Depot, Inc.	9,969	284,216
Limited Brands, Inc.	12,878	330,192
Lowe’s Cos., Inc.	14,008	290,526
O’Reilly Automotive, Inc.*	6,415	316,131
Office Depot, Inc.*	60,075	259,524
RadioShack Corp.	14,486	312,028
Ross Stores, Inc.	5,557	292,632
Staples, Inc.	14,560	296,005
Tiffany & Co.	7,179	302,021
TJX Cos., Inc.	6,933	287,858
Urban Outfitters, Inc.*	8,697	279,695

Total Specialty Retail		5,785,654

Textiles, Apparel & Luxury Goods 4.9%
Coach, Inc.	7,379	272,802
NIKE, Inc. — Class B	4,265	314,075
Polo Ralph Lauren Corp.	3,943	311,536
V.F. Corp.	4,013	318,351

Total Textiles, Apparel & Luxury Goods		1,216,764

Total Common Stocks (Cost $25,041,311)		24,857,408

SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	111,494	111,494

Total Short Term Investments (Cost $111,494)		111,494

Total Investments 100.0%(a) (Cost $25,152,805)		24,968,902

Other Assets in Excess of Liabilities – 0.0%(b)		1,552

Net Assets – 100.0%		$24,970,454

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.5%

Beverages 17.6%
Brown-Forman Corp. — Class B	5,360	$338,806
Coca-Cola Co.(The)	6,100	336,171
Coca-Cola Enterprises, Inc.	11,841	339,837
Constellation Brands, Inc. — Class A*	19,571	333,881
Dr Pepper Snapple Group, Inc.	8,370	314,293
Molson Coors Brewing Co. — Class B	7,180	323,172
PepsiCo, Inc.	4,980	323,252

Total Beverages		2,309,412

Food & Staples Retailing 21.2%
Costco Wholesale Corp.	5,490	311,338
CVS Caremark Corp.	9,751	299,258
Kroger Co.(The)	15,951	337,842
Safeway, Inc.	15,361	315,515
SUPERVALU, Inc.	24,681	278,402
Sysco Corp.	10,300	318,991
Wal-Mart Stores, Inc.	6,180	316,354
Walgreen Co.	10,541	300,946
Whole Foods Market, Inc.*	7,930	301,102

Total Food & Staples Retailing		2,779,748

Food Products 33.0%
Archer-Daniels-Midland Co.	11,760	321,754
Campbell Soup Co.	8,610	309,099
ConAgra Foods, Inc.	12,751	299,393
Dean Foods Co.*	29,811	341,634
General Mills, Inc.	8,290	283,518
H.J. Heinz Co.	6,910	307,357
Hershey Co.(The)	6,340	297,980
Hormel Foods Corp.	7,570	324,904
J.M. Smucker Co.(The)	5,150	316,364
Kellogg Co.	5,870	293,794
Kraft Foods, Inc. — Class A	10,700	312,547
McCormick & Co., Inc.	7,870	309,527
Sara Lee Corp.	21,571	319,035
Tyson Foods, Inc. — Class A	17,401	304,692

Total Food Products		4,341,598

Household Products 9.7%
Clorox Co.	4,910	318,561
Colgate-Palmolive Co.	3,960	312,761
Kimberly-Clark Corp.	5,080	325,729
Procter & Gamble Co.	5,200	318,032

Total Household Products		1,275,083

Personal Products 7.5%
Avon Products, Inc.	11,111	345,885
Estee Lauder Cos., Inc — Class A	5,330	331,793
Mead Johnson Nutrition Co.	5,870	311,932

Total Personal Products		989,610

Tobacco 10.5%
Altria Group, Inc.	15,971	353,917
Lorillard, Inc.	4,260	324,782
Philip Morris International, Inc.	6,970	355,749
Reynolds American, Inc.	6,040	349,233

Total Tobacco		1,383,681

Total Common Stocks (Cost $12,098,552)		13,079,132

SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	48,687	48,687

Total Short Term Investments (Cost $48,687)		48,687

Total Investments 99.9%(a) (Cost $12,147,239)		13,127,819

Other Assets in Excess of Liabilities – 0.1%		11,498

Net Assets – 100.0%		$13,139,317

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX S&P EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.9%

Energy Equipment & Services 29.5%
Baker Hughes, Inc.	8,660	$418,018
Cameron International Corp.*	10,240	405,402
Diamond Offshore Drilling, Inc.	6,130	364,674
FMC Technologies, Inc.*	7,050	446,124
Halliburton Co.	14,420	430,869
Helmerich & Payne, Inc.	9,090	368,418
Nabors Industries, Ltd.*	18,040	332,116
National-Oilwell Varco, Inc.	10,210	399,824
Rowan Cos., Inc.*	15,380	388,499
Schlumberger, Ltd.	6,420	383,017
Smith International, Inc.	9,440	391,571

Total Energy Equipment & Services		4,328,532

Oil, Gas & Consumable Fuels 70.4%
Anadarko Petroleum Corp.	9,120	448,339
Apache Corp.	3,950	377,541
Cabot Oil & Gas Corp.	10,640	324,201
Chesapeake Energy Corp.	15,760	331,433
Chevron Corp.	5,130	390,957
ConocoPhillips	6,930	382,675
CONSOL Energy, Inc.	10,000	374,800
Denbury Resources, Inc.*	22,180	351,331
Devon Energy Corp.	5,550	346,819
El Paso Corp.	30,630	377,362
EOG Resources, Inc.	3,520	343,200
Exxon Mobil Corp.	6,140	366,435
Hess Corp.	6,930	371,379
Marathon Oil Corp.	11,480	384,006
Massey Energy Co.	12,510	382,556
Murphy Oil Corp.	6,970	381,607
Noble Energy, Inc.	5,890	394,983
Occidental Petroleum Corp.	4,470	348,347
Peabody Energy Corp.	9,420	425,313
Pioneer Natural Resources Co.	5,390	312,189
QEP Resources, Inc.*	11,440	393,765
Range Resources Corp.	7,960	295,475
Southwestern Energy Co.*	8,860	322,947
Spectra Energy Corp.	17,840	370,894
Sunoco, Inc.	10,990	392,013
Tesoro Corp.	31,630	408,343
Valero Energy Corp.	21,500	365,285
Williams Cos., Inc.(The)	17,990	349,186

Total Oil, Gas & Consumable Fuels		10,313,381

Total Common Stocks (Cost $14,797,839)		14,641,913

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	8,974	8,974

Total Short Term Investments (Cost $8,974)		8,974

Total Investments 100.0%(a) (Cost $14,806,813)		14,650,887

Other Assets in Excess of Liabilities – 0.0%(b)		5,030

Net Assets – 100.0%		$14,655,917

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.8%

Capital Markets 17.7%
Ameriprise Financial, Inc.	6,250	$264,937
Bank of New York Mellon Corp.	9,350	234,405
Charles Schwab Corp.(The)	16,051	237,394
E*TRADE Financial Corp.*	18,051	264,086
Federated Investors, Inc. — Class B	11,190	237,452
Franklin Resources, Inc.	2,670	268,549
Goldman Sachs Group, Inc.(The)	1,790	269,968
Invesco Ltd.	12,990	253,825
Janus Capital Group, Inc.	24,361	255,303
Legg Mason, Inc.	7,740	223,609
Morgan Stanley	9,700	261,803
Northern Trust Corp.	4,960	233,070
State Street Corp.	6,680	259,986
T. Rowe Price Group, Inc.	5,040	243,079

Total Capital Markets		3,507,466

Commercial Banks 17.0%
BB&T Corp.	8,400	208,572
Comerica, Inc.	6,350	243,586
Fifth Third Bancorp	18,211	231,462
First Horizon National Corp.*	20,701	237,440
Huntington Bancshares, Inc.	41,271	250,102
KeyCorp	29,541	249,917
M&T Bank Corp.	2,770	241,932
Marshall & Ilsley Corp.	31,691	222,788
PNC Financial Services Group, Inc.	3,970	235,778
Regions Financial Corp.	34,991	256,484
SunTrust Banks, Inc.	9,490	246,265
U.S. Bancorp	10,590	253,101
Wells Fargo & Co.	8,900	246,797
Zions Bancorp	10,450	231,886

Total Commercial Banks		3,356,110

Consumer Finance 5.2%
American Express Co.	5,930	264,715
Capital One Financial Corp.	5,840	247,207
Discover Financial Services	17,691	270,142
SLM Corp.*	20,951	251,412

Total Consumer Finance		1,033,476

Diversified Financial Services 11.1%
Bank of America Corp.	15,651	219,740
Citigroup, Inc.*	62,112	254,659
CME Group, Inc.	800	223,040
IntercontinentalExchange, Inc.*	2,030	214,409
JPMorgan Chase & Co.	6,340	255,375
Leucadia National Corp.*	11,460	253,151
Moody’s Corp.	11,810	278,126
Nasdaq OMX Group (The)*	12,960	252,331
NYSE Euronext	8,340	241,610

Total Diversified Financial Services		2,192,441

Insurance 27.3%
ACE Ltd.	4,470	237,268
AFLAC, Inc.	5,620	276,448
Allstate Corp.	8,150	230,156
American International Group, Inc.*	6,590	253,517
Aon Corp.	6,260	235,814
Assurant, Inc.	6,680	249,097
Berkshire Hathaway, Inc. — Class B*	3,120	243,734
Chubb Corp.	4,700	247,361
Cincinnati Financial Corp.	8,780	241,889
Genworth Financial, Inc. — Class A*	16,251	220,689
Hartford Financial Services Group, Inc.	9,920	232,227
Lincoln National Corp.	8,950	233,058
Loews Corp.	7,330	272,310
Marsh & McLennan Cos., Inc.	10,760	253,075
MetLife, Inc.	6,070	255,304
Principal Financial Group, Inc.	9,440	241,758
Progressive Corp.	12,350	242,554
Prudential Financial, Inc.	4,210	241,191
Torchmark Corp.	4,720	250,490
Travelers Cos., Inc.(The)	4,830	243,674
Unum Group	10,560	240,979
XL Group PLC	13,790	244,497

Total Insurance		5,387,090

Real Estate Investment Trusts (REITs) 17.7%
Apartment Investment & Management Co. — Class A	11,180	240,035
AvalonBay Communities, Inc.	2,390	251,165
Boston Properties, Inc.	3,100	253,890
Equity Residential	5,380	246,673
HCP, Inc.	7,580	268,862
Health Care REIT, Inc.	5,740	260,079
Host Hotels & Resorts, Inc.	16,141	231,462
Kimco Realty Corp.	16,551	249,423
Plum Creek Timber Co., Inc.	6,690	240,037
ProLogis	21,831	237,085
Public Storage, Inc.	2,660	260,999
Simon Property Group, Inc.	2,780	248,032
Ventas, Inc.	5,030	255,122
Vornado Realty Trust	3,110	257,446

Total Real Estate Investment Trusts (REITs)		3,500,310

Real Estate Management & Development 1.4%
CB Richard Ellis Group, Inc. — Class A*	16,011	272,187

Total Real Estate Management & Development		272,187

Thrifts & Mortgage Finance 2.4%
Hudson City Bancorp, Inc.	18,691	232,142
People’s United Financial, Inc.	17,121	236,955

Total Thrifts & Mortgage Finance		469,097

Total Common Stocks (Cost $19,039,691)		19,718,177

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	30,325	30,325

Total Short Term Investments (Cost $30,325)		30,325

Total Investments 100.0%(a) (Cost $19,070,016)		19,748,502

Other Assets in Excess of Liabilities — 0.0%(b)		4,223

Net Assets — 100.0%		$19,752,725

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.9%

Biotechnology 13.0%
Amgen, Inc.*	23,110	$1,260,188
Biogen Idec, Inc.*	25,600	1,430,528
Celgene Corp.*	23,170	1,277,826
Cephalon, Inc.*	21,430	1,216,153
Genzyme Corp.*	24,280	1,688,917
Gilead Sciences, Inc.*	35,520	1,183,526

Total Biotechnology		8,057,138

Health Care Equipment & Supplies 25.5%
Baxter International, Inc.	30,300	1,326,231
Becton, Dickinson & Co.	17,900	1,231,520
Boston Scientific Corp.*	207,140	1,159,984
C.R. Bard, Inc.	15,960	1,253,339
CareFusion Corp.*	51,330	1,081,523
Dentsply International, Inc.	40,370	1,211,907
Hospira, Inc.*	22,760	1,185,796
Intuitive Surgical, Inc.*	3,650	1,198,550
Medtronic, Inc.	32,980	1,219,271
St Jude Medical, Inc.*	33,940	1,247,974
Stryker Corp.	24,630	1,147,019
Varian Medical Systems, Inc.*	23,940	1,321,488
Zimmer Holdings, Inc.*	23,220	1,230,428

Total Health Care Equipment & Supplies		15,815,030

Health Care Providers & Services 29.8%
Aetna, Inc.	41,930	1,167,751
AmerisourceBergen Corp.	39,160	1,173,625
Cardinal Health, Inc.	35,780	1,154,621
CIGNA Corp.	36,290	1,116,280
Coventry Health Care, Inc.*	62,750	1,244,332
DaVita, Inc.*	19,160	1,098,251
Express Scripts, Inc.*	24,460	1,105,103
Humana, Inc.*	25,990	1,222,050
Laboratory Corp. of America Holdings*	15,980	1,166,220
McKesson Corp.	18,180	1,142,068
Medco Health Solutions, Inc.*	21,210	1,018,080
Patterson Cos., Inc.	41,810	1,115,491
Quest Diagnostics, Inc.	24,060	1,130,579
Tenet Healthcare Corp.*	261,250	1,201,750
UnitedHealth Group, Inc.	40,790	1,242,055
WellPoint, Inc.*	23,140	1,173,661

Total Health Care Providers & Services		18,471,917

Health Care Technology 2.0%
Cerner Corp.*	15,800	1,223,710

Total Health Care Technology		1,223,710

Life Sciences Tools & Services 7.1%
Life Technologies Corp.*	24,880	1,069,591
PerkinElmer, Inc.	56,290	1,095,403
Thermo Fisher Scientific, Inc.*	23,870	1,070,808
Waters Corp.*	17,840	1,144,615

Total Life Sciences Tools & Services		4,380,417

Pharmaceuticals 22.5%
Abbott Laboratories	26,290	1,290,313
Allergan, Inc.	20,870	1,274,322
Bristol-Myers Squibb Co.	49,920	1,244,006
Eli Lilly & Co.	37,180	1,323,608
Forest Laboratories, Inc.*	46,960	1,303,140
Johnson & Johnson, Inc.	21,660	1,258,230
King Pharmaceuticals, Inc.*	158,240	1,386,183
Merck & Co., Inc.	35,970	1,239,526
Mylan, Inc.*	68,490	1,191,726
Pfizer, Inc.	84,550	1,268,250
Watson Pharmaceuticals, Inc.*	29,020	1,175,310

Total Pharmaceuticals		13,954,614

Total Common Stocks (Cost $67,278,367)		61,902,826

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	70,391	70,391

Total Short Term Investments (Cost $70,391)		70,391

Total Investments 100.0%(a) (Cost $67,348,758)		61,973,217

Other Assets in Excess of Liabilities – 0.0%(b)		8,523

Net Assets – 100.0%		$61,981,740

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.8%

Aerospace & Defense 20.7%
Boeing Co.(The)	9,780	$666,409
General Dynamics Corp.	9,950	609,437
Goodrich Corp.	9,330	679,877
Honeywell International, Inc.	15,460	662,616
ITT Corp.	13,690	645,073
L-3 Communications Holdings, Inc.	8,120	593,085
Lockheed Martin Corp.	8,240	619,236
Northrop Grumman Corp.	10,690	626,862
Precision Castparts Corp.	5,790	707,480
Raytheon Co.	12,460	576,524
Rockwell Collins, Inc.	11,310	646,480
United Technologies Corp.	9,600	682,560

Total Aerospace & Defense		7,715,639

Air Freight & Logistics 7.7%
C.H. Robinson Worldwide, Inc.	11,220	731,544
Expeditors International of Washington, Inc.	17,150	731,276
FedEx Corp.	8,440	696,722
United Parcel Service, Inc. — Class B	10,620	690,300

Total Air Freight & Logistics		2,849,842

Airlines 1.8%
Southwest Airlines Co.	54,159	652,616

Total Airlines		652,616

Building Products 1.5%
Masco Corp.	53,939	554,493

Total Building Products		554,493

Commercial Services & Supplies 14.2%
Avery Dennison Corp.	18,850	675,772
Cintas Corp.	25,330	670,232
Iron Mountain, Inc.	27,180	643,351
Pitney Bowes, Inc.	28,500	695,685
R.R. Donnelley & Sons Co.	36,349	613,208
Republic Services, Inc.	20,970	668,104
Stericycle, Inc.*	10,060	633,780
Waste Management, Inc.	19,760	670,852

Total Commercial Services & Supplies		5,270,984

Construction & Engineering 5.1%
Fluor Corp.	14,290	690,064
Jacobs Engineering Group, Inc.*	15,930	582,560
Quanta Services, Inc.*	29,000	622,920

Total Construction & Engineering		1,895,544

Electrical Equipment 5.5%
Emerson Electric Co.	14,020	694,551
Rockwell Automation, Inc.	12,330	667,669
Roper Industries, Inc.	10,930	683,125

Total Electrical Equipment		2,045,345

Industrial Conglomerates 5.5%
3M Co.	8,170	698,862
General Electric Co.	41,549	669,770
Textron, Inc.	33,239	690,041

Total Industrial Conglomerates		2,058,673

Machinery 22.2%
Caterpillar, Inc.	10,090	703,777
Cummins, Inc.	8,900	708,529
Danaher Corp.	16,270	624,931
Deere & Co.	11,250	750,150
Dover Corp.	14,540	697,484
Eaton Corp.	8,950	702,217
Flowserve Corp.	7,010	695,111
Illinois Tool Works, Inc.	14,630	636,405
PACCAR, Inc.	15,130	693,257
Pall Corp.	17,740	678,378
Parker-Hannifin Corp.	10,870	675,244
Snap-on, Inc.	15,140	676,304

Total Machinery		8,241,787

Professional Services 5.3%
Dun & Bradstreet Corp.	9,020	616,607
Equifax, Inc.	21,890	686,033
Robert Half International, Inc.	26,820	675,328

Total Professional Services		1,977,968

Road & Rail 6.9%
CSX Corp.	12,050	635,276
Norfolk Southern Corp.	11,260	633,600
Ryder System, Inc.	14,950	652,866
Union Pacific Corp.	8,680	648,136

Total Road & Rail		2,569,878

Trading Companies & Distributors 3.4%
Fastenal Co.	12,120	594,850
W.W. Grainger, Inc.	6,130	686,621

Total Trading Companies & Distributors		1,281,471

Total Common Stocks (Cost $33,208,061)		37,114,240

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	58,304	58,304

Total Short Term Investments (Cost $58,304)		58,304

Total Investments 100.0%(a) (Cost $33,266,365)		37,172,544

Other Assets in Excess of Liabilities – 0.0%(b)		5,617

Net Assets – 100.0%		$37,178,161

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 97.8%

Chemicals 44.7%
Air Products & Chemicals, Inc.	12,583	$913,274
Airgas, Inc.	14,123	922,091
CF Industries Holdings, Inc.	14,153	1,149,082
Dow Chemical Co.(The)	33,521	916,129
Du Pont (E.I.) de Nemours & Co.	23,531	957,006
Eastman Chemical Co.	14,301	895,815
Ecolab, Inc.	19,164	937,311
FMC Corp.	14,316	894,607
International Flavors & Fragrances, Inc.	19,354	878,284
Monsanto Co.	17,932	1,037,187
PPG Industries, Inc.	13,439	933,607
Praxair, Inc.	11,099	963,615
Sherwin-Williams Co.(The)	11,773	814,103
Sigma-Aldrich Corp.	16,969	951,961

Total Chemicals		13,164,072

Construction Materials 2.9%
Vulcan Materials Co.	19,044	861,551

Total Construction Materials		861,551

Containers & Packaging 15.4%
Ball Corp.	16,352	952,341
Bemis Co., Inc.	30,714	920,191
Owens-Illinois, Inc.*	29,785	823,555
Pactiv Corp.*	30,364	923,673
Sealed Air Corp.	42,107	910,774

Total Containers & Packaging		4,530,534

Metals & Mining 27.6%
AK Steel Holding Corp.	65,258	912,959
Alcoa, Inc.	81,626	911,762
Allegheny Technologies, Inc.	17,304	823,843
Cliffs Natural Resources, Inc.	16,051	908,005
Freeport-McMoRan Copper & Gold, Inc.	13,725	981,887
Newmont Mining Corp.	14,610	816,699
Nucor Corp.	21,792	852,939
Titanium Metals Corp.*	44,858	993,156
United States Steel Corp.	20,850	924,281

Total Metals & Mining		8,125,531

Paper & Forest Products 7.2%
International Paper Co.	35,261	853,316
MeadWestvaco Corp.	37,149	890,090
Weyerhaeuser Co.	22,930	371,925

Total Paper & Forest Products		2,115,331

Total Common Stocks (Cost $26,092,845)		28,797,019

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	34,526	34,526

Total Short Term Investments (Cost $34,526)		34,526

Total Investments 97.9%(a) (Cost $26,127,371)		28,831,545

Other Assets in Excess of Liabilities – 2.1%		622,788

Net Assets – 100.0%		$29,454,333

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 100.0%

Communications Equipment 9.6%
Cisco Systems, Inc.*	61,391	$1,416,290
Harris Corp.	29,786	1,326,371
JDS Uniphase Corp.*	124,055	1,345,997
Juniper Networks, Inc.*	56,694	1,574,959
Motorola, Inc.*	200,876	1,504,561
QUALCOMM, Inc.	40,419	1,539,155
Tellabs, Inc.	206,570	1,441,859

Total Communications Equipment		10,149,192

Computers & Peripherals 11.4%
Apple, Inc.*	5,268	1,355,193
Dell, Inc.*	103,001	1,363,733
EMC Corp.*	74,661	1,477,541
Hewlett-Packard Co.	30,019	1,382,075
Lexmark International, Inc. — Class A*	37,706	1,385,696
NetApp, Inc.*	34,914	1,476,862
QLogic Corp.*	79,419	1,264,351
SanDisk Corp.*	29,443	1,286,659
Western Digital Corp.*	41,272	1,089,168

Total Computers & Peripherals		12,081,278

Electronic Equipment, Instruments & Components 8.1%
Agilent Technologies, Inc.*	44,267	1,236,377
Amphenol Corp. — Class A	33,909	1,519,123
Corning, Inc.	80,063	1,450,742
FLIR Systems, Inc.*	49,984	1,487,524
Jabil Circuit, Inc.	104,129	1,510,912
Molex, Inc.	69,768	1,375,127

Total Electronic Equipment, Instruments & Components		8,579,805

Internet Software & Services 7.7%
Akamai Technologies, Inc.*	31,458	1,206,729
eBay, Inc.*	65,313	1,365,695
Google, Inc. — Class A*	2,889	1,400,732
Monster Worldwide, Inc.*	109,407	1,501,064
VeriSign, Inc.*	48,964	1,378,336
Yahoo!, Inc.*	92,983	1,290,604

Total Internet Software & Services		8,143,160

IT Services 17.3%
Automatic Data Processing, Inc.	34,103	1,407,431
Cognizant Technology Solutions Corp. — Class A*	26,996	1,472,902
Computer Sciences Corp.	28,592	1,296,075
Fidelity National Information Services, Inc.*	52,391	1,502,050
Fiserv, Inc.*	29,551	1,480,505
International Business Machines Corp.	11,054	1,419,334
Mastercard, Inc. — Class A	6,767	1,421,341
Paychex, Inc.	50,975	1,324,840
SAIC, Inc.*	79,681	1,325,095
Teradata Corp.*	42,375	1,347,525
Total System Services, Inc.	97,441	1,452,845
Visa, Inc. — Class A	18,821	1,380,520
Western Union Co.	89,022	1,444,827

Total IT Services		18,275,290

Office Electronics 1.4%
Xerox Corp.	153,291	1,493,054

Total Office Electronics		1,493,054

Semiconductors & Semiconductor Equipment 24.2%
Advanced Micro Devices, Inc.*	163,729	1,226,330
Altera Corp.	55,646	1,542,507
Analog Devices, Inc.	47,143	1,400,619
Applied Materials, Inc.	108,086	1,275,415
Broadcom Corp. — Class A	40,722	1,467,214
First Solar, Inc.*	11,731	1,471,654
Intel Corp.	67,804	1,396,762
KLA-Tencor Corp.	47,052	1,490,137
Linear Technology Corp.	48,948	1,560,462
LSI Corp.*	275,067	1,108,520
MEMC Electronic Materials, Inc.*	122,257	1,168,777
Microchip Technology, Inc.	48,735	1,483,981
Micron Technology, Inc.*	144,696	1,053,387
National Semiconductor Corp.	97,634	1,347,349
Novellus Systems, Inc.*	50,629	1,352,301
NVIDIA Corp.*	117,991	1,084,337
Teradyne, Inc.*	122,485	1,317,939
Texas Instruments, Inc.	56,692	1,399,725
Xilinx, Inc.	53,713	1,499,667

Total Semiconductors & Semiconductor Equipment		25,647,083

Software 20.3%
Adobe Systems, Inc.*	43,123	1,238,493
Autodesk, Inc.*	49,319	1,456,883
BMC Software, Inc.*	38,305	1,362,892
CA, Inc.	71,401	1,396,604
Citrix Systems, Inc.*	31,353	1,725,042
Compuware Corp.*	167,545	1,370,518
Electronic Arts, Inc.*	90,022	1,434,051
Intuit, Inc.*	38,421	1,527,235
McAfee, Inc.*	43,946	1,454,613
Microsoft Corp.	54,747	1,413,020
Novell, Inc.*	235,957	1,425,180
Oracle Corp.	62,435	1,475,963
Red Hat, Inc.*	45,327	1,457,263
Salesforce.com, Inc.*	15,019	1,486,130
Symantec Corp.*	95,123	1,233,745

Total Software		21,457,632

Total Common Stocks (Cost $105,540,865)		105,826,494

SHORT TERM INVESTMENTS 0.0%(a)

SSgA Government Money Market Fund	48,321	48,321

Total Short Term Investments (Cost $48,321)		48,321

Total Investments 100.0%(b) (Cost $105,589,186)		105,874,815

Liabilities in Excess of Other Assets – 0.0%(a)		(18,190)

Net Assets – 100.0%		$105,856,625

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 99.4%

Diversified Telecommunication Services 13.8%
AT&T, Inc.	10,380	$269,257
CenturyTel, Inc.	7,540	268,575
Frontier Communications Corp.	33,710	257,544
Qwest Communications International, Inc.	48,889	276,712
Verizon Communications, Inc.	9,690	281,592
Windstream Corp.	23,140	263,796

Total Diversified Telecommunication Services		1,617,476

Electric Utilities 32.0%
Allegheny Energy, Inc.	11,890	271,092
American Electric Power Co., Inc.	7,760	279,205
Duke Energy Corp.	15,840	270,864
Edison International	7,690	254,923
Entergy Corp.	3,380	261,984
Exelon Corp.	6,420	268,549
FirstEnergy Corp.	6,870	258,999
NextEra Energy, Inc.	5,030	263,069
Northeast Utilities	9,820	273,389
Pepco Holdings, Inc.	15,800	267,178
Pinnacle West Capital Corp.	7,040	268,154
PPL Corp.	10,150	276,993
Progress Energy, Inc.	6,540	275,399
Southern Co.	7,740	273,454

Total Electric Utilities		3,763,252

Gas Utilities 6.5%
EQT Corp.	6,460	236,953
Nicor, Inc.	6,160	269,746
Oneok, Inc.	5,620	261,499

Total Gas Utilities		768,198

Independent Power Producers & Energy Traders 6.3%
AES Corp.(The)*	25,140	259,194
Constellation Energy Group, Inc.	7,210	227,836
NRG Energy, Inc.*	11,140	252,655

Total Independent Power Producers & Energy Traders		739,685

Multi-Utilities 34.1%
Ameren Corp.	10,350	262,579
CenterPoint Energy, Inc.	18,910	269,089
CMS Energy Corp.	16,980	270,322
Consolidated Edison, Inc.	5,890	271,647
Dominion Resources, Inc.	6,280	263,697
DTE Energy Co.	5,480	252,957
Integrys Energy Group, Inc.	5,650	267,527
NiSource, Inc.	17,020	280,830
PG&E Corp.	6,120	271,728
Public Service Enterprise Group, Inc.	7,870	258,923
SCANA Corp.	7,010	268,553
Sempra Energy	5,280	262,680
TECO Energy, Inc.	16,450	268,793
Wisconsin Energy Corp.	5,110	277,371
Xcel Energy, Inc.	12,230	268,938

Total Multi-Utilities		4,015,634

Wireless Telecommunication Services 6.7%
American Tower Corp. — Class A*	5,880	271,891
MetroPCS Communications, Inc.*	28,640	256,328
Sprint Nextel Corp.*	57,149	261,171

Total Wireless Telecommunication Services		789,390

Total Common Stocks (Cost $11,039,987)		11,693,635

SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	44,943	44,943

Total Short Term Investments (Cost $44,943)		44,943

Total Investments 99.8%(a) (Cost $11,084,930)		11,738,578

Other Assets in Excess of Liabilities — 0.2%		26,716

Net Assets — 100.0%		$11,765,294

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

		Market
	Shares	Value

COMMON STOCKS 84.1%

Aerospace & Defense 2.4%
Boeing Co.(The)	5,146	$350,649
General Dynamics Corp.	2,612	159,985
Goodrich Corp.	848	61,794
Honeywell International, Inc.	5,194	222,615
ITT Corp.	1,244	58,617
L-3 Communications Holdings, Inc.	780	56,971
Lockheed Martin Corp.	2,110	158,567
Northrop Grumman Corp.	2,042	119,743
Precision Castparts Corp.	964	117,791
Raytheon Co.	2,582	119,469
Rockwell Collins, Inc.	1,070	61,161
United Technologies Corp.	6,322	449,494

Total Aerospace & Defense		1,936,856

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	1,128	73,546
Expeditors International of Washington, Inc.	1,446	61,657
FedEx Corp.	2,120	175,006
United Parcel Service, Inc. — Class B	6,716	436,540

Total Air Freight & Logistics		746,749

Airlines 0.1%
Southwest Airlines Co.	5,050	60,853

Total Airlines		60,853

Auto Components 0.2%
Goodyear Tire & Rubber Co.(The)*	1,648	17,584
Johnson Controls, Inc.	4,558	131,316

Total Auto Components		148,900

Automobiles 0.4%
Ford Motor Co.*	23,087	294,821
Harley-Davidson, Inc.	1,600	43,568

Total Automobiles		338,389

Beverages 2.3%
Brown-Forman Corp. — Class B	732	46,270
Coca-Cola Co.(The)	15,639	861,865
Coca-Cola Enterprises, Inc.	2,206	63,312
Constellation Brands, Inc. — Class A*	1,300	22,178
Dr Pepper Snapple Group, Inc.	1,668	62,633
Molson Coors Brewing Co. — Class B	1,070	48,161
PepsiCo, Inc.	10,928	709,337

Total Beverages		1,813,756

Biotechnology 1.2%
Amgen, Inc.*	6,494	354,118
Biogen Idec, Inc.*	1,640	91,643
Celgene Corp.*	3,122	172,178
Cephalon, Inc.*	510	28,943
Genzyme Corp.*	1,812	126,043
Gilead Sciences, Inc.*	6,032	200,986

Total Biotechnology		973,911

Building Products 0.0%(a)
Masco Corp.	2,428	24,960

Total Building Products		24,960

Capital Markets 2.1%
Ameriprise Financial, Inc.	1,734	73,504
Bank of New York Mellon Corp.	8,220	206,075
Charles Schwab Corp.(The)	6,630	98,058
E*TRADE Financial Corp.*	1,340	19,604
Federated Investors, Inc. — Class B	598	12,690
Franklin Resources, Inc.	1,002	100,781
Goldman Sachs Group, Inc.(The)	3,488	526,060
Invesco Ltd.	3,170	61,942
Janus Capital Group, Inc.	1,242	13,016
Legg Mason, Inc.	1,118	32,299
Morgan Stanley	9,472	255,649
Northern Trust Corp.	1,638	76,970
State Street Corp.	3,402	132,406
T. Rowe Price Group, Inc.	1,764	85,078

Total Capital Markets		1,694,132

Chemicals 1.7%
Air Products & Chemicals, Inc.	1,436	104,225
Airgas, Inc.	568	37,085
CF Industries Holdings, Inc.	482	39,133
Dow Chemical Co.(The)	7,824	213,830
Du Pont (E.I.) de Nemours & Co.	6,138	249,632
Eastman Chemical Co.	492	30,819
Ecolab, Inc.	1,580	77,278
FMC Corp.	492	30,745
International Flavors & Fragrances, Inc.	540	24,505
Monsanto Co.	3,700	214,008
PPG Industries, Inc.	1,128	78,362
Praxair, Inc.	2,072	179,891
Sherwin-Williams Co.(The)	626	43,288
Sigma-Aldrich Corp.	818	45,890

Total Chemicals		1,368,691

Commercial Banks 2.6%
BB&T Corp.	4,692	116,502
Comerica, Inc.	1,194	45,802
Fifth Third Bancorp	5,386	68,456
First Horizon National Corp.*	1,552	17,802
Huntington Bancshares, Inc.	4,856	29,427
KeyCorp	5,954	50,371
M&T Bank Corp.	568	49,609
Marshall & Ilsley Corp.	3,576	25,139
PNC Financial Services Group, Inc.	3,566	211,785
Regions Financial Corp.	8,084	59,256
SunTrust Banks, Inc.	3,392	88,022
U.S. Bancorp	12,990	310,461
Wells Fargo & Co.	35,315	979,285
Zions Bancorp	1,170	25,962

Total Commercial Banks		2,077,879

Commercial Services & Supplies 0.4%
Avery Dennison Corp.	752	26,959
Cintas Corp.	886	23,444
Iron Mountain, Inc.	1,224	28,972
Pitney Bowes, Inc.	1,406	34,320
R.R. Donnelley & Sons Co.	1,398	23,584
Republic Services, Inc.	2,196	69,965
Stericycle, Inc.*	578	36,414
Waste Management, Inc.	3,276	111,220

Total Commercial Services & Supplies		354,878

Communications Equipment 2.0%
Cisco Systems, Inc.*	38,707	892,970
Harris Corp.	876	39,008
JDS Uniphase Corp.*	1,522	16,514
Juniper Networks, Inc.*	3,566	99,063
Motorola, Inc.*	15,755	118,005
QUALCOMM, Inc.	11,120	423,450
Tellabs, Inc.	2,612	18,232

Total Communications Equipment		1,607,242

Computers & Peripherals 3.7%
Apple, Inc.*	6,168	1,586,718
Dell, Inc.*	11,678	154,617
EMC Corp.*	13,934	275,754

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2010

		Market
	Shares	Value

Hewlett-Packard Co.	15,821	$728,399
Lexmark International, Inc. — Class A*	530	19,477
NetApp, Inc.*	2,332	98,644
QLogic Corp.*	752	11,972
SanDisk Corp.*	1,562	68,259
Western Digital Corp.*	1,552	40,957

Total Computers & Peripherals		2,984,797

Construction & Engineering 0.2%
Fluor Corp.	1,214	58,624
Jacobs Engineering Group, Inc.*	848	31,011
Quanta Services, Inc.*	1,426	30,631

Total Construction & Engineering		120,266

Construction Materials 0.1%
Vulcan Materials Co.	868	39,268

Total Construction Materials		39,268

Consumer Finance 0.7%
American Express Co.	8,142	363,459
Capital One Financial Corp.	3,094	130,969
Discover Financial Services	3,680	56,193
SLM Corp.*	3,296	39,552

Total Consumer Finance		590,173

Containers & Packaging 0.2%
Ball Corp.	626	36,458
Bemis Co., Inc.	742	22,230
Owens-Illinois, Inc.*	1,118	30,913
Pactiv Corp.*	896	27,256
Sealed Air Corp.	1,080	23,361

Total Containers & Packaging		140,218

Distributors 0.1%
Genuine Parts Co.	1,080	46,256

Total Distributors		46,256

Diversified Consumer Services 0.1%
Apollo Group, Inc. — Class A*	848	39,118
DeVry, Inc.	424	22,811
H&R Block, Inc.	2,236	35,061

Total Diversified Consumer Services		96,990

Diversified Financial Services 3.7%
Bank of America Corp.	68,000	954,720
Citigroup, Inc.*	153,189	628,075
CME Group, Inc.	444	123,787
IntercontinentalExchange, Inc.*	502	53,021
JPMorgan Chase & Co.	26,961	1,085,989
Leucadia National Corp.*	1,282	28,319
Moody’s Corp.	1,330	31,322
Nasdaq OMX Group (The)*	992	19,314
NYSE Euronext	1,774	51,393

Total Diversified Financial Services		2,975,940

Diversified Telecommunication Services 2.3%
AT&T, Inc.	40,047	1,038,819
CenturyTel, Inc.	2,034	72,451
Frontier Communications Corp.	6,716	51,310
Qwest Communications International, Inc.	10,118	57,268
Verizon Communications, Inc.	19,155	556,644
Windstream Corp.	3,276	37,347

Total Diversified Telecommunication Services		1,813,839

Electric Utilities 1.7%
Allegheny Energy, Inc.	1,146	26,129
American Electric Power Co., Inc.	3,248	116,863
Duke Energy Corp.	8,904	152,258
Edison International	2,206	73,129
Entergy Corp.	1,282	99,368
Exelon Corp.	4,480	187,399
FirstEnergy Corp.	2,062	77,737
NextEra Energy, Inc.	2,814	147,172
Northeast Utilities	1,194	33,241
Pepco Holdings, Inc.	1,512	25,568
Pinnacle West Capital Corp.	732	27,882
PPL Corp.	3,180	86,782
Progress Energy, Inc.	1,946	81,946
Southern Co.	5,588	197,424

Total Electric Utilities		1,332,898

Electrical Equipment 0.4%
Emerson Electric Co.	5,108	253,050
Rockwell Automation, Inc.	964	52,201
Roper Industries, Inc.	636	39,750

Total Electrical Equipment		345,001

Electronic Equipment, Instruments & Components 0.5%
Agilent Technologies, Inc.*	2,360	65,915
Amphenol Corp. — Class A	1,176	52,685
Corning, Inc.	10,580	191,710
FLIR Systems, Inc.*	1,040	30,950
Jabil Circuit, Inc.	1,310	19,008
Molex, Inc.	916	18,054

Total Electronic Equipment, Instruments & Components		378,322

Energy Equipment & Services 1.5%
Baker Hughes, Inc.	2,910	140,466
Cameron International Corp.*	1,658	65,640
Diamond Offshore Drilling, Inc.	472	28,079
FMC Technologies, Inc.*	828	52,396
Halliburton Co.	6,138	183,403
Helmerich & Payne, Inc.	712	28,857
Nabors Industries, Ltd.*	1,936	35,642
National-Oilwell Varco, Inc.	2,842	111,293
Rowan Cos., Inc.*	770	19,450
Schlumberger, Ltd.	8,084	482,292
Smith International, Inc.	1,686	69,935

Total Energy Equipment & Services		1,217,453

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	2,988	169,449
CVS Caremark Corp.	9,222	283,023
Kroger Co.(The)	4,384	92,853
Safeway, Inc.	2,630	54,020
SUPERVALU, Inc.	1,436	16,198
Sysco Corp.	4,008	124,128
Wal-Mart Stores, Inc.	14,078	720,653
Walgreen Co.	6,630	189,287
Whole Foods Market, Inc.*	1,166	44,273

Total Food & Staples Retailing		1,693,884

Food Products 1.6%
Archer-Daniels-Midland Co.	4,356	119,180
Campbell Soup Co.	1,272	45,665
ConAgra Foods, Inc.	3,016	70,816
Dean Foods Co.*	1,234	14,142
General Mills, Inc.	4,500	153,900
H.J. Heinz Co.	2,140	95,187
Hershey Co.(The)	1,128	53,016
Hormel Foods Corp.	472	20,258
J.M. Smucker Co.(The)	810	49,758
Kellogg Co.	1,724	86,286
Kraft Foods, Inc. — Class A	11,814	345,087
McCormick & Co., Inc.	896	35,240
Mead Johnson Nutrition Co.	1,388	73,758
Sara Lee Corp.	4,480	66,259

2

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2010

		Market
	Shares	Value

Tyson Foods, Inc. — Class A	2,072	$36,281

Total Food Products		1,264,833

Gas Utilities 0.1%
EQT Corp.	974	35,726
Nicor, Inc.	308	13,487
Oneok, Inc.	722	33,595

Total Gas Utilities		82,808

Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	4,048	177,181
Becton, Dickinson & Co.	1,580	108,704
Boston Scientific Corp.*	10,272	57,523
C.R. Bard, Inc.	646	50,730
CareFusion Corp.*	1,204	25,368
Dentsply International, Inc.	992	29,780
Hospira, Inc.*	1,128	58,769
Intuitive Surgical, Inc.*	270	88,660
Medtronic, Inc.	7,468	276,092
St Jude Medical, Inc.*	2,216	81,482
Stryker Corp.	1,908	88,856
Varian Medical Systems, Inc.*	838	46,258
Zimmer Holdings, Inc.*	1,378	73,020

Total Health Care Equipment & Supplies		1,162,423

Health Care Providers & Services 1.7%
Aetna, Inc.	2,882	80,264
AmerisourceBergen Corp.	1,918	57,482
Cardinal Health, Inc.	2,458	79,319
CIGNA Corp.	1,880	57,829
Coventry Health Care, Inc.*	1,002	19,870
DaVita, Inc.*	704	40,353
Express Scripts, Inc.*	3,710	167,618
Humana, Inc.*	1,156	54,355
Laboratory Corp. of America Holdings*	704	51,378
McKesson Corp.	1,840	115,589
Medco Health Solutions, Inc.*	3,094	148,512
Patterson Cos., Inc.	636	16,968
Quest Diagnostics, Inc.	1,022	48,024
Tenet Healthcare Corp.*	2,948	13,561
UnitedHealth Group, Inc.	7,700	234,465
WellPoint, Inc.*	2,890	146,581

Total Health Care Providers & Services		1,332,168

Health Care Technology 0.0%(a)
Cerner Corp.*	462	35,782

Total Health Care Technology		35,782

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	2,930	101,612
Darden Restaurants, Inc.	954	39,963
International Game Technology	2,024	30,846
Marriott International, Inc. — Class A	1,734	58,800
McDonald’s Corp.	7,294	508,611
Starbucks Corp.	5,050	125,492
Starwood Hotels & Resorts Worldwide, Inc.	1,282	62,113
Wyndham Worldwide Corp.	1,224	31,249
Wynn Resorts Ltd.	472	41,385
Yum! Brands, Inc.	3,170	130,921

Total Hotels, Restaurants & Leisure		1,130,992

Household Durables 0.3%
D.R. Horton, Inc.	1,880	20,718
Fortune Brands, Inc.	1,032	45,284
Harman International Industries, Inc.*	472	14,354
Leggett & Platt, Inc.	1,002	20,882
Lennar Corp. — Class A	1,098	16,217
Newell Rubbermaid, Inc.	1,888	29,264
Pulte Homes, Inc.*	2,148	18,859
Stanley Black & Decker, Inc.	1,088	63,126
Whirlpool Corp.	510	42,483

Total Household Durables		271,187

Household Products 2.1%
Clorox Co.	954	61,896
Colgate-Palmolive Co.	3,324	262,530
Kimberly-Clark Corp.	2,804	179,792
Procter & Gamble Co.	19,521	1,193,904

Total Household Products		1,698,122

Independent Power Producers & Energy Traders 0.2%
AES Corp.(The)*	4,528	46,684
Constellation Energy Group, Inc.	1,368	43,229
NRG Energy, Inc.*	1,734	39,327

Total Independent Power Producers & Energy Traders		129,240

Industrial Conglomerates 2.0%
3M Co.	4,838	413,842
General Electric Co.	72,356	1,166,379
Textron, Inc.	1,850	38,406

Total Industrial Conglomerates		1,618,627

Insurance 3.4%
ACE Ltd.	2,274	120,704
AFLAC, Inc.	3,180	156,424
Allstate Corp.	3,642	102,850
American International Group, Inc.*	916	35,239
Aon Corp.	1,822	68,635
Assurant, Inc.	762	28,415
Berkshire Hathaway, Inc. — Class B*	11,216	876,194
Chubb Corp.	2,216	116,628
Cincinnati Financial Corp.	1,108	30,525
Genworth Financial, Inc. — Class A*	3,314	45,004
Hartford Financial Services Group, Inc.	3,006	70,371
Lincoln National Corp.	2,052	53,434
Loews Corp.	2,380	88,417
Marsh & McLennan Cos., Inc.	3,672	86,365
MetLife, Inc.	5,560	233,854
Principal Financial Group, Inc.	2,168	55,523
Progressive Corp.	4,548	89,323
Prudential Financial, Inc.	3,160	181,036
Torchmark Corp.	558	29,613
Travelers Cos., Inc.(The)	3,354	169,209
Unum Group	2,254	51,436
XL Group PLC	2,322	41,169

Total Insurance		2,730,368

Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	2,322	273,741
Expedia, Inc.	1,406	31,888
Priceline.com, Inc.*	318	71,359

Total Internet & Catalog Retail		376,988

Internet Software & Services 1.4%
Akamai Technologies, Inc.*	1,166	44,728
eBay, Inc.*	7,708	161,174
Google, Inc. — Class A*	1,638	794,184
Monster Worldwide, Inc.*	858	11,772
VeriSign, Inc.*	1,234	34,737
Yahoo!, Inc.*	7,978	110,735

Total Internet Software & Services		1,157,330

IT Services 2.6%
Automatic Data Processing, Inc.	3,412	140,813
Cognizant Technology Solutions Corp. — Class A*	2,034	110,975
Computer Sciences Corp.	1,040	47,143
Fidelity National Information Services, Inc.*	2,246	64,393

3

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2010

		Market
	Shares	Value
Fiserv, Inc.*	1,030	$51,603
International Business Machines Corp.	8,692	1,116,053
Mastercard, Inc. — Class A	656	137,786
Paychex, Inc.	2,178	56,606
SAIC, Inc.*	1,986	33,027
Teradata Corp.*	1,128	35,871
Total System Services, Inc.	1,340	19,979
Visa, Inc. — Class A	3,064	224,745
Western Union Co.	4,558	73,976

Total IT Services		2,112,970

Leisure Equipment & Products 0.1%
Eastman Kodak Co.*	1,822	7,233
Hasbro, Inc.	886	37,345
Mattel, Inc.	2,476	52,392

Total Leisure Equipment & Products		96,970

Life Sciences Tools & Services 0.3%
Life Technologies Corp.*	1,234	53,050
PerkinElmer, Inc.	800	15,568
Thermo Fisher Scientific, Inc.*	2,784	124,890
Waters Corp.*	626	40,164

Total Life Sciences Tools & Services		233,672

Machinery 1.6%
Caterpillar, Inc.	4,260	297,135
Cummins, Inc.	1,358	108,110
Danaher Corp.	3,566	136,970
Deere & Co.	2,882	192,172
Dover Corp.	1,262	60,538
Eaton Corp.	1,138	89,288
Flowserve Corp.	376	37,284
Illinois Tool Works, Inc.	2,620	113,970
PACCAR, Inc.	2,476	113,450
Pall Corp.	790	30,210
Parker-Hannifin Corp.	1,088	67,587
Snap-on, Inc.	396	17,689

Total Machinery		1,264,403

Media 2.7%
CBS Corp. — Class B	4,606	68,077
Comcast Corp. — Class A	19,127	372,403
DIRECTV — Class A*	6,158	228,831
Discovery Communications, Inc. — Class A*	1,928	74,440
Gannett Co., Inc.	1,620	21,352
Interpublic Group of Cos., Inc.*	3,314	30,290
McGraw-Hill Cos., Inc.	2,140	65,676
Meredith Corp.	250	7,937
New York Times Co. — Class A*	790	6,905
News Corp. — Class A	15,273	199,313
Omnicom Group, Inc.	2,082	77,575
Scripps Networks Interactive — Class A	608	25,919
Time Warner Cable, Inc.	2,400	137,208
Time Warner, Inc.	7,728	243,123
Viacom, Inc. — Class B	4,114	135,926
Walt Disney Co.(The)	13,278	447,336
Washington Post Co. — Class B	39	16,399

Total Media		2,158,710

Metals & Mining 0.9%
AK Steel Holding Corp.	742	10,381
Alcoa, Inc.	6,918	77,274
Allegheny Technologies, Inc.	664	31,613
Cliffs Natural Resources, Inc.	916	51,818
Freeport-McMoRan Copper & Gold, Inc.	3,200	228,928
Newmont Mining Corp.	3,334	186,371
Nucor Corp.	2,140	83,760
Titanium Metals Corp.*	568	12,575
United States Steel Corp.	974	43,177

Total Metals & Mining		725,897

Multi-Utilities 1.2%
Ameren Corp.	1,620	41,099
CenterPoint Energy, Inc.	2,824	40,185
CMS Energy Corp.	1,562	24,867
Consolidated Edison, Inc.	1,908	87,997
Dominion Resources, Inc.	4,038	169,556
DTE Energy Co.	1,136	52,438
Integrys Energy Group, Inc.	520	24,622
NiSource, Inc.	1,878	30,987
PG&E Corp.	2,524	112,065
Public Service Enterprise Group, Inc.	3,430	112,847
SCANA Corp.	770	29,499
Sempra Energy	1,676	83,381
TECO Energy, Inc.	1,446	23,628
Wisconsin Energy Corp.	790	42,881
Xcel Energy, Inc.	3,112	68,433

Total Multi-Utilities		944,485

Multiline Retail 0.7%
Big Lots, Inc.*	550	18,871
Family Dollar Stores, Inc.	916	37,877
J.C. Penney Co., Inc.	1,600	39,408
Kohl’s Corp.*	2,092	99,767
Macy’s, Inc.	2,862	53,376
Nordstrom, Inc.	1,128	38,352
Sears Holdings Corp.*	328	23,288
Target Corp.	4,992	256,189

Total Multiline Retail		567,128

Office Electronics 0.1%
Xerox Corp.	9,348	91,050

Total Office Electronics		91,050

Oil, Gas & Consumable Fuels 7.6%
Anadarko Petroleum Corp.	3,354	164,883
Apache Corp.	2,438	233,024
Cabot Oil & Gas Corp.	704	21,451
Chesapeake Energy Corp.	4,414	92,826
Chevron Corp.	13,616	1,037,675
ConocoPhillips	10,090	557,170
CONSOL Energy, Inc.	1,532	57,419
Denbury Resources, Inc.*	2,708	42,895
Devon Energy Corp.	3,026	189,095
El Paso Corp.	4,770	58,766
EOG Resources, Inc.	1,716	167,310
Exxon Mobil Corp.	34,651	2,067,972
Hess Corp.	1,986	106,430
Marathon Oil Corp.	4,808	160,828
Massey Energy Co.	694	21,222
Murphy Oil Corp.	1,300	71,175
Noble Energy, Inc.	1,186	79,533
Occidental Petroleum Corp.	5,502	428,771
Peabody Energy Corp.	1,822	82,263
Pioneer Natural Resources Co.	790	45,757
QEP Resources, Inc.*	1,186	40,822
Range Resources Corp.	1,080	40,090
Southwestern Energy Co.*	2,342	85,366
Spectra Energy Corp.	4,394	91,351
Sunoco, Inc.	820	29,249
Tesoro Corp.	954	12,316
Valero Energy Corp.	3,836	65,174
Williams Cos., Inc.(The)	3,960	76,864

Total Oil, Gas & Consumable Fuels		6,127,697

Paper & Forest Products 0.2%
International Paper Co.	2,958	71,583

4

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2010

		Market
	Shares	Value

MeadWestvaco Corp.	1,156	$27,698
Weyerhaeuser Co.	1,436	23,292

Total Paper & Forest Products		122,573

Personal Products 0.2%
Avon Products, Inc.	2,900	90,277
Estee Lauder Cos., Inc — Class A	810	50,423

Total Personal Products		140,700

Pharmaceuticals 4.9%
Abbott Laboratories	10,464	513,573
Allergan, Inc.	2,082	127,127
Bristol-Myers Squibb Co.	11,660	290,567
Eli Lilly & Co.	6,880	244,928
Forest Laboratories, Inc.*	2,052	56,943
Johnson & Johnson, Inc.	18,693	1,085,877
King Pharmaceuticals, Inc.*	1,696	14,857
Merck & Co., Inc.	21,131	728,174
Mylan, Inc.*	2,090	36,366
Pfizer, Inc.	54,664	819,960
Watson Pharmaceuticals, Inc.*	722	29,241

Total Pharmaceuticals		3,947,613

Professional Services 0.1%
Dun & Bradstreet Corp.	338	23,105
Equifax, Inc.	858	26,890
Robert Half International, Inc.	1,022	25,734

Total Professional Services		75,729

Real Estate Investment Trusts (REITs) 1.2%
Apartment Investment & Management Co. — Class A	790	16,961
AvalonBay Communities, Inc.	558	58,640
Boston Properties, Inc.	944	77,314
Equity Residential	1,918	87,941
HCP, Inc.	1,994	70,727
Health Care REIT, Inc.	838	37,970
Host Hotels & Resorts, Inc.	4,462	63,985
Kimco Realty Corp.	2,746	41,382
Plum Creek Timber Co., Inc.	1,108	39,755
ProLogis	3,228	35,056
Public Storage, Inc.	926	90,859
Simon Property Group, Inc.	1,986	177,191
Ventas, Inc.	1,060	53,763
Vornado Realty Trust	1,070	88,575

Total Real Estate Investment Trusts (REITs)		940,119

Real Estate Management & Development 0.0%(a)
CB Richard Ellis Group, Inc. — Class A*	1,830	31,110

Total Real Estate Management & Development		31,110

Road & Rail 0.7%
CSX Corp.	2,640	139,181
Norfolk Southern Corp.	2,506	141,013
Ryder System, Inc.	356	15,546
Union Pacific Corp.	3,430	256,118

Total Road & Rail		551,858

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc.*	3,836	28,732
Altera Corp.	2,042	56,604
Analog Devices, Inc.	2,024	60,133
Applied Materials, Inc.	9,106	107,451
Broadcom Corp. — Class A	2,930	105,568
First Solar, Inc.*	328	41,148
Intel Corp.	37,705	776,723
KLA-Tencor Corp.	1,156	36,610
Linear Technology Corp.	1,522	48,521
LSI Corp.*	4,432	17,861
MEMC Electronic Materials, Inc.*	1,542	14,742
Microchip Technology, Inc.	1,252	38,123
Micron Technology, Inc.*	5,792	42,166
National Semiconductor Corp.	1,610	22,218
Novellus Systems, Inc.*	656	17,522
NVIDIA Corp.*	3,874	35,602
Teradyne, Inc.*	1,224	13,170
Texas Instruments, Inc.	8,288	204,631
Xilinx, Inc.	1,860	51,931

Total Semiconductors & Semiconductor Equipment		1,719,456

Software 3.3%
Adobe Systems, Inc.*	3,566	102,416
Autodesk, Inc.*	1,552	45,846
BMC Software, Inc.*	1,234	43,906
CA, Inc.	2,650	51,834
Citrix Systems, Inc.*	1,262	69,435
Compuware Corp.*	1,522	12,450
Electronic Arts, Inc.*	2,226	35,460
Intuit, Inc.*	2,130	84,667
McAfee, Inc.*	1,060	35,086
Microsoft Corp.	51,676	1,333,758
Novell, Inc.*	2,370	14,315
Oracle Corp.	26,527	627,098
Red Hat, Inc.*	1,282	41,216
Salesforce.com, Inc.*	772	76,389
Symantec Corp.*	5,416	70,246

Total Software		2,644,122

Specialty Retail 1.6%
Abercrombie & Fitch Co. — Class A	598	22,090
AutoNation, Inc.*	608	14,853
AutoZone, Inc.*	202	42,737
Bed Bath & Beyond, Inc.*	1,782	67,502
Best Buy Co., Inc.	2,342	81,174
CarMax, Inc.*	1,512	31,903
GameStop Corp. — Class A*	1,030	20,652
Gap, Inc.(The)	3,046	55,163
Home Depot, Inc.	11,390	324,729
Limited Brands, Inc.	1,830	46,921
Lowe’s Cos., Inc.	9,684	200,846
O’Reilly Automotive, Inc.*	934	46,028
Office Depot, Inc.*	1,870	8,078
RadioShack Corp.	848	18,266
Ross Stores, Inc.	828	43,603
Staples, Inc.	4,944	100,512
Tiffany & Co.	858	36,096
TJX Cos., Inc.	2,766	114,844
Urban Outfitters, Inc.*	886	28,494

Total Specialty Retail		1,304,491

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.	2,072	76,602
NIKE, Inc. — Class B	2,630	193,673
Polo Ralph Lauren Corp.	444	35,081
V.F. Corp.	598	47,439

Total Textiles, Apparel & Luxury Goods		352,795

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	3,208	39,843
People’s United Financial, Inc.	2,544	35,209

Total Thrifts & Mortgage Finance		75,052

Tobacco 1.4%
Altria Group, Inc.	14,116	312,810
Lorillard, Inc.	1,040	79,290
Philip Morris International, Inc.	12,546	640,348
Reynolds American, Inc.	1,146	66,262

Total Tobacco		1,098,710

5

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2010

		Market
	Shares	Value

Trading Companies & Distributors 0.1%
Fastenal Co.	886	$43,485
W.W. Grainger, Inc.	424	47,492

Total Trading Companies & Distributors		90,977

Wireless Telecommunication Services 0.3%
American Tower Corp. — Class A*	2,736	126,513
MetroPCS Communications, Inc.*	1,774	15,877
Sprint Nextel Corp.*	20,205	92,337

Total Wireless Telecommunication Services		234,727

Total Common Stocks (Cost $57,925,735)		67,566,383

	Face
	Amount

REPURCHASE AGREEMENTS 4.9%

State Street Bank & Trust Co., 0.120%, dated 07/30/10, to be repurchased at $3,971,040 on 08/02/10 collateralized by $3,610,000 FHLMC at 4.375% due 07/17/15 with a value of $4,052,225	$3,971,000	$3,971,000

Total Repurchase Agreements (Cost $3,971,000)		3,971,000

Total Investments 89.0%(b) (Cost $61,896,735)		71,537,383

Other Assets in Excess of Liabilities — 11.0%		8,856,768

Net Assets — 100.0%		$80,394,151

		Unrealized
	Contracts	Gain/Loss

FUTURES CONTRACTS PURCHASED

September 2010 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $31,278,750)(b)	570	$646,147

	Units

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston August 2010 S&P 500 Index Swap, Terminating 08/31/10 (Notional Market Value $28,606,811)**(c)	25,968	$1,816
Goldman Sachs International August 2010 S&P 500 Index Swap, Terminating 08/27/10 (Notional Market Value $33,202,317)**(c)	30,140	(443,131)

(Total Notional Market Value $61,809,128)		$(441,315)

*	Non-Income Producing Security.

**	Price return based on S&P 500 Index + / – financing at a variable rate.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(c)	Values determined based on Level 2 inputs. (Note G)

FHLMC —	Federal Home Loan Mortgage Corporation.

REIT —	Real Estate Investment Trust

6

RYDEX INVERSE 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 64.2%
State Street Bank & Trust Co., 0.120%, dated 07/30/10, to be repurchased at $64,290,643 on 08/02/10 collateralized by $65,250,000 FHLB at 2.500% due 04/06/15 with a value of $65,576,250	$64,290,000	$64,290,000

Total Repurchase Agreements (Cost $64,290,000)		64,290,000

Total Investments 64.2%(a) (Cost $64,290,000)		64,290,000

Other Assets in Excess of Liabilities — 35.8%		35,876,100

Net Assets — 100.0%		$100,166,100

		Unrealized
	Contracts	Gain/Loss

FUTURES CONTRACTS SOLD SHORT

September 2010 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $39,510,000)(a)	720	$(1,908,015)

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston August 2010 S&P 500 Index Swap, Terminating 08/31/10 (Notional Market Value $126,709,888)*(b)	115,023	$(8,054)
Goldman Sachs International August 2010 S&P 500 Index Swap, Terminating 08/27/10 (Notional Market Value $33,946,806)*(b)	30,816	413,246

(Total Notional Market Value $160,656,694)		$405,192

*	Price return based on S&P 500 Index + / – financing at a variable rate.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Values determined based on Level 2 inputs. (Note G)

FHLB —	Federal Home Loan Bank

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2010
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investment in REITs, mutual funds, ETFs and closed-end investment companies are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.
C. Distributions of net investment income and net realized capital gains in the Funds, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as derivatives, losses deferred due to wash sales and post-October losses, and excise tax regulations. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2010
day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
F. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
G. In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2010
The following table summarizes the inputs used to value the Funds’ net assets as of July 31, 2010:

		Level 1		Level 2
	Level 1	Other	Level 2	Other	Level 3
	Investments in	Financial	Investments	Financial	Investments
Fund	Securities	Instruments	in Securities	Instruments	in Securities	Total

Assets
Rydex S&P Equal Weight ETF	$1,954,649,863	$—	$—	$—	$—	$1,954,649,863
Rydex Russell Top 50 ETF	320,232,945	—	—	—	—	320,232,945
Rydex S&P 500 Pure Value ETF	61,367,835	—	—	—	—	61,367,835
Rydex S&P 500 Pure Growth ETF	69,069,202	—	—	—	—	69,069,202
Rydex S&P MidCap 400 Pure Value ETF	41,763,143	—	—	—	—	41,763,143
Rydex S&P MidCap 400 Pure Growth ETF	175,130,637	—	—	—	—	175,130,637

Rydex S&P SmallCap 600 Pure Value ETF	101,499,522	—	—	—	—	101,499,522

Rydex S&P SmallCap 600 Pure Growth ETF	15,679,583	—	—	—	—	15,679,583

Rydex S&P Equal Weight Consumer Discretionary ETF	24,968,902	—	—	—	—	24,968,902

Rydex S&P Equal Weight Consumer Staples ETF	13,127,819	—	—	—	—	13,127,819
Rydex S&P Equal Weight Energy ETF	14,650,887	—	—	—	—	14,650,887
Rydex S&P Equal Weight Financials ETF	19,748,502	—	—	—	—	19,748,502

Rydex S&P Equal Weight Health Care ETF	61,973,217	—	—	—	—	61,973,217
Rydex S&P Equal Weight Industrials ETF	37,172,544	—	—	—	—	37,172,544
Rydex S&P Equal Weight Materials ETF	28,831,545	—	—	—	—	28,831,545
Rydex S&P Equal Weight Technology ETF	105,874,815	—	—	—	—	105,874,815
Rydex S&P Equal Weight Utilities ETF	11,738,578	—	—	—	—	11,738,578
Rydex 2x S&P 500 ETF	71,537,383	646,147	—	—	—	72,183,530
Rydex Inverse 2x S&P 500 ETF	64,290,000	—	—	405,192	—	64,695,192
Liabilities
Rydex S&P Equal Weight ETF	—	—	—	—	—	—
Rydex Russell Top 50 ETF	—	—	—	—	—	—
Rydex S&P 500 Pure Value ETF	—	—	—	—	—	—
Rydex S&P 500 Pure Growth ETF	—	—	—	—	—	—
Rydex S&P MidCap 400 Pure Value ETF	—	—	—	—	—	—
Rydex S&P MidCap 400 Pure Growth ETF	—	—	—	—	—	—

Rydex S&P SmallCap 600 Pure Value ETF	—	—	—	—	—	—

Rydex S&P SmallCap 600 Pure Growth ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Consumer Discretionary ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Consumer Staples ETF	—	—	—	—	—	—

Rydex S&P Equal Weight Energy ETF	—	—	—	—	—	—

Rydex S&P Equal Weight Financials ETF	—	—	—	—	—	—

Rydex S&P Equal Weight Health Care ETF	—	—	—	—	—	—

Rydex S&P Equal Weight Industrials ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Materials ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Technology ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Utilities ETF	—	—	—	—	—	—
Rydex 2x S&P 500 ETF	—	—	—	441,315	—	441,315
Rydex Inverse 2x S&P 500 ETF	—	1,908,015	—	—	—	1,908,015

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2010
Other financial instruments may include futures contracts and/or swap agreements, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective January 31, 2010. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended July 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
Subsequent Events
Management has evaluated events or transactions that may have occurred since July 31, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through the issuance date of the financial statements and there were no transactions or events to be reported.

Item 2. Controls and Procedures.
(a)	The President and Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
Item 3. Exhibits.
          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.